UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21038

MLIG Variable Insurance Trust
(Exact name of registrant as specified in charter)

1700 Merrill Lynch Drive, Pennington, NJ 08534
(Address of principal executive offices) (Zip code)

Michelle H. Rhee
Bank of America
One Financial Center
Boston, MA 02110
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 617-772-3278

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 to March 31, 2009

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Large Cap Value Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—99.5%
Consumer Discretionary—15.3%
Hotels, Restaurants & Leisure—2.0%
Carnival Corp.	1,683	$36,353
Marriott International, Inc. (Class A)	1,388	22,707
		59,060
Media—0.5%
Time Warner Cable, Inc.*	137	3,400
Time Warner, Inc.	546	10,538
		13,938
Multiline Retail—7.2%
J.C. Penney Co., Inc.	1,782	35,765
Kohl's Corp.*	2,095	88,660
Target Corp.	2,658	91,409
		215,834
Specialty Retail—5.6%
Best Buy Co., Inc.	2,265	85,979
Home Depot, Inc.	1,345	31,688
J. Crew Group, Inc.*	1,136	14,973
Lowe's Cos., Inc.	1,870	34,128
		166,768
Total Consumer Discretionary		455,600

Consumer Staples—12.0%
Beverages—2.1%
Coca-Cola Enterprises, Inc.	4,813	63,484
Food & Staples Retailing—4.9%
CVS Caremark Corp.	484	13,305
Kroger Co. (The)	3,449	73,188
Wal-Mart Stores, Inc.	1,113	57,987
		144,480
Food Products—5.0%
Archer-Daniels-Midland Co.	2,174	60,394
Campbell Soup Co.	1,321	36,142
Kraft Foods, Inc. (Class A)	2,368	52,783
		149,319
Total Consumer Staples		357,283

Energy—9.8%
Energy Equipment & Services—1.6%
Schlumberger Ltd.	1,165	47,322
Oil, Gas & Consumable Fuels—8.2%
Chevron Corp.	792	53,254
El Paso Corp.	4,198	26,237
EOG Resources, Inc.	342	18,728
Exxon Mobil Corp.	1,076	73,276
Hess Corp.	690	37,398
Occidental Petroleum Corp.	247	13,746
XTO Energy, Inc.	792	24,251
		246,890
Total Energy		294,212

Financials—29.5%
Capital Markets—11.5%
Bank of New York Mellon Corp.
(The)	5,461	154,273
Charles Schwab Corp. (The)	1,138	17,639
Franklin Resources, Inc.	986	53,116
Goldman Sachs Group, Inc. (The)	990	104,960
Morgan Stanley	548	12,478
		342,466
Commercial Banks—7.7%
BB&T Corp.	2,421	40,963
M&T Bank Corp.	720	32,573
PNC Financial Services Group, Inc.	1,471	43,086
Wells Fargo & Co.	6,504	92,617
Zions Bancorporation	2,188	21,508
		230,747
Consumer Finance—0.3%
Capital One Financial Corp.	789	9,657
Diversified Financial Services—6.2%
JPMorgan Chase & Co.	5,383	143,080
Moody's Corp.	1,914	43,869
		186,949
Insurance—2.2%
ACE Ltd.	370	14,948
AON Corp.	1,230	50,209
		65,157
Real Estate Investment Trusts (REITs)—
1.6%
Annaly Capital Management,
Inc. REIT	3,359	46,589
Total Financials		881,565

Health Care—12.1%
Biotechnology—1.9%
Amgen, Inc.*	1,120	55,462
Health Care Equipment & Supplies—
3.7%
Boston Scientific Corp.*	9,108	72,409
Covidien Ltd.	1,163	38,658
		111,067
Health Care Providers & Services—1.3%
Cardinal Health, Inc.	363	11,427
UnitedHealth Group, Inc.	1,310	27,419
		38,846
Pharmaceuticals—5.2%
Abbott Laboratories	1,191	56,810
Allergan, Inc.	351	16,764
Teva Pharmaceutical Industries Ltd.,
ADR	1,837	82,757
		156,331
Total Health Care		361,706

Industrials—8.6%
Aerospace & Defense—0.5%
Rockwell Collins, Inc.	438	14,296
Airlines—2.0%
Delta Air Lines, Inc.*	10,428	58,710
Building Products—0.5%
Masco Corp.	2,127	14,847
Commercial Services & Supplies—0.7%
Waste Management, Inc.	824	21,094
Industrial Conglomerates—2.1%
General Electric Co.	6,320	63,895

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Large Cap Value Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Machinery—1.5%
Caterpillar, Inc.	340	$9,506
Eaton Corp.	995	36,676
		46,182
Road & Rail—1.3%
Hertz Global Holdings, Inc.*	9,785	38,455
Total Industrials		257,479

Information Technology—7.8%
Communications Equipment—1.5%
QUALCOMM, Inc.	1,179	45,875
Computers & Peripherals—1.5%
Hewlett-Packard Co.	1,366	43,794
Internet Software & Services—0.6%
IAC/InterActiveCorp.*	1,127	17,164
IT Services—0.7%
Western Union Co. (The)	1,730	21,746
Software—3.5%
Adobe Systems, Inc.*	780	16,684
Oracle Corp.*	4,819	87,080
		103,764
Total Information Technology		232,343

Materials—1.7%
Chemicals—1.7%
Monsanto Co.	95	7,894
Praxair, Inc.	648	43,604
Total Materials		51,498

Telecommunication Services—1.7%
Diversified Telecommunication
Services—1.7%
AT&T, Inc.	2,055	51,786
Utilities—1.0%
Electric Utilities—1.0%
Progress Energy, Inc.	801	29,044
Total Common Stocks
(Cost—$4,117,502)		2,972,516

	Principal
	Amount	Value
Short-Term Securities—0.7%
Repurchase Agreement**—0.7%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $20,004
(Cost—$20,004)	$20,004	20,004
Total Investments—100.2%
(Cost $4,137,506)		2,992,520
Liabilities in Excess of Other
Assets—(0.2)%		(4,620)
Net Assets—100.0%		$2,987,900
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Davis Large Cap Value Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—94.0%
Consumer Discretionary—8.3%
Automobiles—0.9%
Harley-Davidson, Inc.	690	$9,239
Diversified Consumer Services—1.1%
H&R Block, Inc.	590	10,732
Media—5.7%
Comcast Corp. (Class A)	2,310	29,730
Grupo Televisa SA, ADR	1,120	15,277
News Corp. (Class A)	1,840	12,181
		57,188
Specialty Retail—0.6%
Bed Bath & Beyond, Inc.*	235	5,816
Total Consumer Discretionary		82,975

Consumer Staples—13.6%
Beverages—1.7%
Diageo plc, ADR	370	16,557
Food & Staples Retailing—8.8%
Costco Wholesale Corp.	1,320	61,142
CVS Caremark Corp.	995	27,353
		88,495
Household Products—2.0%
Procter & Gamble Co. (The)	420	19,778
Tobacco—1.1%
Philip Morris International, Inc.	320	11,386
Total Consumer Staples		136,216

Energy—20.8%
Energy Equipment & Services—1.1%
Transocean Ltd.*	184	10,826
Oil, Gas & Consumable Fuels—19.7%
Canadian Natural Resources Ltd.	600	23,136
ConocoPhillips	1,110	43,468
Devon Energy Corp.	740	33,071
EOG Resources, Inc.	720	39,427
Occidental Petroleum Corp.	1,050	58,432
		197,534
Total Energy		208,360

Financials—26.5%
Capital Markets—3.9%
Ameriprise Financial, Inc.	380	7,786
Bank of New York Mellon Corp.
(The)	1,100	31,075
		38,861
Commercial Banks—3.4%
Wells Fargo & Co.	2,390	34,034
Consumer Finance—2.7%
American Express Co.	2,000	27,260
Diversified Financial Services—3.5%
JPMorgan Chase & Co.	930	24,720
Moody's Corp.	460	10,543
		35,263
Insurance—13.0%
Berkshire Hathaway, Inc. (Class B)*	22	62,040
Loews Corp.	1,190	26,299
Progressive Corp. (The)*	2,070	27,821
Transatlantic Holdings, Inc.	380	13,554
		129,714
Total Financials		265,132

Health Care—8.8%
Health Care Providers & Services—2.9%
Cardinal Health, Inc.	360	11,333
Express Scripts, Inc.*	120	5,540
UnitedHealth Group, Inc.	560	11,721
		28,594
Pharmaceuticals—5.9%
Johnson & Johnson	270	14,202
Merck & Co., Inc.	320	8,560
Pfizer, Inc.	730	9,943
Schering-Plough Corp.	1,110	26,140
		58,845
Total Health Care		87,439

Industrials—2.7%
Commercial Services & Supplies—2.3%
Iron Mountain, Inc.*	1,025	22,724
Industrial Conglomerates—0.4%
Tyco International, Ltd.	235	4,597
Total Industrials		27,321

Information Technology—10.1%
Communications Equipment—0.8%
Cisco Systems, Inc.*	500	8,385
Computers & Peripherals—1.6%
Hewlett-Packard Co.	500	16,030
Electronic Equipment, Instruments &
Components—1.2%
Agilent Technologies, Inc.*	750	11,527
Internet Software & Services—1.6%
Google, Inc. (Class A)*	46	16,011
Semiconductors & Semiconductor
Equipment—2.1%
Texas Instruments, Inc.	1,290	21,298
Software—2.8%
Microsoft Corp.	1,500	27,555
Total Information Technology		100,806

Materials—3.2%
Construction Materials—0.9%
Vulcan Materials Co.	210	9,301
Containers & Packaging—2.3%
Sealed Air Corp.	1,620	22,356
Total Materials		31,657

Total Common Stocks
(Cost—$1,422,700)		939,906

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Davis Large Cap Value Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Principal
	Amount	Value
Short-Term Securities—5.3%
Repurchase Agreement**—5.3%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $53,497
(Cost—$53,497)	$53,497	$53,497
Total Investments—99.3%
(Cost $1,476,197)		993,403
Other Assets Less Liabilities—0.7%		7,085
Net Assets—100.0%		$1,000,488
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Equity Dividend Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—86.5%
Consumer Discretionary—2.8%
Hotels, Restaurants & Leisure—1.8%
McDonald's Corp.	800	$43,656
Textiles, Apparel & Luxury Goods—1.0%
VF Corp.	435	24,843
Total Consumer Discretionary		68,499

Consumer Staples—13.3%
Beverages—2.7%
Coca-Cola Co. (The)	675	29,666
Diageo plc, ADR	760	34,010
		63,676
Food & Staples Retailing—1.5%
Wal-Mart Stores, Inc.	690	35,949
Food Products—2.2%
General Mills, Inc.	365	18,206
Unilever NV	1,800	35,280
		53,486
Household Products—4.5%
Clorox Co.	680	35,006
Kimberly-Clark Corp.	620	28,588
Procter & Gamble Co. (The)	960	45,207
		108,801
Tobacco—2.4%
Lorillard, Inc.	360	22,226
Philip Morris International, Inc.	1,020	36,292
		58,518
Total Consumer Staples		320,430

Energy—18.0%
Energy Equipment & Services—2.0%
Diamond Offshore Drilling, Inc.	310	19,487
Halliburton Co.	770	11,912
Schlumberger Ltd.	430	17,466
		48,865
Oil, Gas & Consumable Fuels—16.0%
BP plc, ADR	590	23,659
Cameco Corp.	1,240	21,291
Chevron Corp.	880	59,171
ConocoPhillips	680	26,629
Consol Energy, Inc.	730	18,425
Enbridge, Inc.	670	19,296
Exxon Mobil Corp.	1,180	80,358
Marathon Oil Corp.	990	26,027
Occidental Petroleum Corp.	730	40,625
Peabody Energy Corp.	650	16,276
Total SA, ADR	1,100	53,966
		385,723
Total Energy		434,588

Financials—9.4%
Commercial Banks—3.4%
Bank of Nova Scotia	880	21,578
U.S. Bancorp	1,585	23,157
Wells Fargo & Co.	2,640	37,593
		82,328
Diversified Financial Services—2.5%
JPMorgan Chase & Co.	2,220	59,008
Insurance—3.5%
Chubb Corp.	770	32,586
Travelers Cos., Inc. (The)	1,300	52,832
		85,418
Total Financials		226,754

Health Care—5.7%
Pharmaceuticals—5.7%
Abbott Laboratories	770	36,729
Bristol-Myers Squibb Co.	1,650	36,168
Johnson & Johnson	410	21,566
Merck & Co., Inc.	820	21,935
Pfizer, Inc.	1,620	22,064
Total Health Care		138,462

Industrials—8.3%
Aerospace & Defense—5.1%
General Dynamics Corp.	530	22,043
Northrop Grumman Corp.	540	23,565
Raytheon Co.	1,170	45,560
United Technologies Corp.	750	32,235
		123,403
Industrial Conglomerates—1.2%
General Electric Co.	2,790	28,207
Machinery—2.0%
Caterpillar, Inc.	670	18,733
Deere & Co.	910	29,912
		48,645
Total Industrials		200,255

Information Technology—2.8%
Computers & Peripherals—2.8%
Hewlett-Packard Co.	940	30,136
International Business Machines
Corp.	400	38,756
Total Information Technology		68,892

Materials—10.0%
Chemicals—4.5%
E.I. Du Pont de Nemours & Co.	1,650	36,845
Praxair, Inc.	570	38,355
Rohm & Haas Co.	440	34,690
		109,890
Metals & Mining—4.0%
BHP Billiton Ltd., ADR	1,275	56,865
Nucor Corp.	450	17,176
Rio Tinto plc, ADR	165	22,120
		96,161
Paper & Forest Products—1.5%
MeadWestvaco Corp.	1,220	14,628
Weyerhaeuser Co.	770	21,229
		35,857
Total Materials		241,908

Telecommunication Services—6.0%
Diversified Telecommunication
Services—5.1%
AT&T, Inc.	2,035	51,282

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Equity Dividend Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Verizon Communications, Inc.	2,400	$72,480
		123,762
Wireless Telecommunication Services—
0.9%
Vodafone Group PLC, ADR	1,240	21,601
Total Telecommunication
Services		145,363

Utilities—10.2%
Electric Utilities—7.5%
Exelon Corp.	750	34,043
FirstEnergy Corp.	690	26,634
FPL Group, Inc.	910	46,164
Northeast Utilities	890	19,215
PPL Corp.	640	18,374
Southern Co. (The)	1,150	35,213
		179,643
Gas Utilities—0.8%
EQT Corp.	630	19,738
Multi-Utilities—1.9%
Dominion Resources, Inc.	720	22,313
Public Service Enterprise Group, Inc.	825	24,313
		46,626
Total Utilities		246,007

Total Common Stocks
(Cost—$3,042,141)		2,091,158

	Principal
	Amount	Value
Short-Term Securities—14.3%
Repurchase Agreement**—14.3%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $344,896
(Cost—$344,896)	$344,896	344,896
Total Investments—100.8%
(Cost $3,387,037)		2,436,054
Liabilities in Excess of Other
Assets—(0.8)%		(19,907)
Net Assets—100.0%		$2,416,147
____________________

**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Fayez Sarofim Large Cap Core Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—86.1%
Consumer Discretionary—5.7%
Hotels, Restaurants & Leisure—2.3%
McDonald's Corp.	444	$24,229
Media—2.0%
McGraw-Hill Cos., Inc. (The)	524	11,984
News Corp. (Class A)	1,519	10,056
		22,040
Multiline Retail—1.4%
Target Corp.	434	14,925
Total Consumer Discretionary		61,194

Consumer Staples—27.3%
Beverages—7.6%
Coca-Cola Co. (The)	955	41,972
Fomento Economico Mexicano SAB
de CV, ADR	380	9,580
PepsiCo, Inc.	580	29,859
		81,411
Food & Staples Retailing—5.3%
SYSCO Corp.	389	8,869
Walgreen Co.	896	23,260
Wal-Mart Stores, Inc.	466	24,279
		56,408
Food Products—3.0%
Nestle SA, ADR (Registered)	947	31,772
Household Products—3.1%
Procter & Gamble Co. (The)	716	33,716
Personal Products—0.8%
Estee Lauder Cos., Inc. (The)
(Class A)	330	8,135
Tobacco—7.5%
Altria Group, Inc.	1,463	23,437
Philip Morris International, Inc.	1,593	56,679
		80,116
Total Consumer Staples		291,558

Energy—18.9%
Energy Equipment & Services—1.4%
Halliburton Co.	407	6,296
Transocean Ltd.*	133	7,826
		14,122
Oil, Gas & Consumable Fuels—17.5%
Chevron Corp.	489	32,880
ConocoPhillips	649	25,415
Exxon Mobil Corp.	944	64,286
Occidental Petroleum Corp.	230	12,800
Patriot Coal Corp.*	52	193
Peabody Energy Corp.	248	6,210
Royal Dutch Shell plc (Class A),
ADR	541	23,966
Total SA, ADR	435	21,341
		187,091
Total Energy		201,213

Financials—2.7%
Capital Markets—0.5%
Franklin Resources, Inc.	100	5,387
Commercial Banks—0.9%
HSBC Holdings plc, ADR	344	9,715
Diversified Financial Services—0.9%
JPMorgan Chase & Co.	380	10,100
Insurance—0.4%
Prudential Financial, Inc.	196	3,728
Total Financials		28,930

Health Care—10.2%
Health Care Equipment & Supplies—
1.5%
Intuitive Surgical, Inc.*	50	4,768
Medtronic, Inc.	359	10,580
		15,348
Pharmaceuticals—8.7%
Abbott Laboratories	579	27,618
Johnson & Johnson	871	45,815
Merck & Co., Inc.	295	7,891
Novo Nordisk A/S, ADR	250	11,995
		93,319
Total Health Care		108,667

Industrials—6.8%
Aerospace & Defense—2.2%
General Dynamics Corp.	190	7,902
United Technologies Corp.	357	15,344
		23,246
Construction & Engineering—0.6%
Fluor Corp.	200	6,910
Electrical Equipment—1.9%
ABB Ltd., ADR	541	7,542
Emerson Electric Co.	454	12,975
		20,517
Industrial Conglomerates—1.6%
General Electric Co.	1,644	16,621
Machinery—0.5%
Caterpillar, Inc.	205	5,732
Total Industrials		73,026

Information Technology—11.6%
Communications Equipment—2.7%
Cisco Systems, Inc.*	904	15,160
QUALCOMM, Inc.	348	13,541
		28,701
Computers & Peripherals—2.3%
Apple, Inc.*	230	24,178
IT Services—1.3%
Automatic Data Processing, Inc.	396	13,923
Semiconductors & Semiconductor
Equipment—3.4%
Intel Corp.	1,370	20,618
Microchip Technology, Inc.	236	5,001
Texas Instruments, Inc.	625	10,319
		35,938

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Fayez Sarofim Large Cap Core Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Software—1.9%
Microsoft Corp.	1,117	$20,519
Total Information Technology		123,259

Materials—1.3%
Chemicals—1.3%
Praxair, Inc.	210	14,131
Utilities—1.6%
Electric Utilities—1.6%
Entergy Corp.	130	8,852
Exelon Corp.	180	8,170
Total Utilities		17,022

Total Common Stocks
(Cost—$1,230,428)		919,000

	Principal
	Amount	Value
Short-Term Securities—15.6%
Repurchase Agreement**—15.6%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $166,912
(Cost—$166,912)	$166,912	166,912
Total Investments—101.7%
(Cost $1,397,340)		1,085,912
Liabilities in Excess of Other
Assets—(1.7)%		(17,728)
Net Assets—100.0%		$1,068,184
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/AllianceBernstein Large Cap Core Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—100.7%
Consumer Discretionary—15.2%
Auto Components—1.5%
BorgWarner, Inc.	390	$7,917
Automobiles—2.0%
Toyota Motor Corp., ADR	165	10,444
Household Durables—1.5%
D.R. Horton, Inc.	830	8,051
Internet & Catalog Retail—3.2%
Amazon.com, Inc.*	233	17,112
Media—1.2%
Walt Disney Co. (The)	360	6,538
Multiline Retail—3.7%
Target Corp.	565	19,430
Textiles, Apparel & Luxury Goods—2.1%
Polo Ralph Lauren Corp.	255	10,774
Total Consumer Discretionary		80,266

Consumer Staples—2.7%
Food Products—1.5%
General Mills, Inc.	160	7,981
Personal Products—1.2%
Estee Lauder Cos., Inc. (The) (Class A)	255	6,286
Total Consumer Staples		14,267

Energy—14.9%
Energy Equipment & Services—2.9%
National Oilwell Varco, Inc.*	290	8,326
Schlumberger Ltd.	175	7,108
		15,434
Oil, Gas & Consumable Fuels—12.0%
Apache Corp.	145	9,293
Cameco Corp.	325	5,580
Consol Energy, Inc.	245	6,184
Denbury Resources, Inc.*	1,140	16,941
EOG Resources, Inc.	203	11,116
Occidental Petroleum Corp.	260	14,469
		63,583
Total Energy		79,017

Financials—7.8%
Capital Markets—4.2%
Charles Schwab Corp. (The)	628	9,734
TD Ameritrade Holding Corp.*	910	12,567
		22,301
Diversified Financial Services—3.6%
JPMorgan Chase & Co.	375	9,967
NASDAQ OMX Group, Inc. (The)*	455	8,909
		18,876
Total Financials		41,177

Health Care—11.1%
Biotechnology—1.9%
Gilead Sciences, Inc.*	215	9,959
Health Care Equipment & Supplies—2.3%
Alcon, Inc.	72	6,546
Baxter International, Inc.	106	5,429
		11,975
Health Care Providers & Services—1.4%
Medco Health Solutions, Inc.*	180	7,441
Life Sciences Tools & Services—5.5%
Illumina, Inc.*	470	17,503
Thermo Fisher Scientific, Inc.*	330	11,771
		29,274
Total Health Care		58,649

Industrials—11.0%
Aerospace & Defense—1.1%
Lockheed Martin Corp.	86	5,937
Construction & Engineering—2.8%
Shaw Group, Inc. (The)*	530	14,527
Electrical Equipment—1.3%
ABB Ltd., ADR	500	6,970
Machinery—3.8%
Cummins, Inc.	232	5,904
Illinois Tool Works, Inc.	195	6,016
PACCAR, Inc.	310	7,986
		19,906
Road & Rail—2.0%
CSX Corp.	215	5,558
Union Pacific Corp.	125	5,138
		10,696
Total Industrials		58,036

Information Technology—25.0%
Communications Equipment—8.4%
Corning, Inc.	590	7,829
Juniper Networks, Inc.*	968	14,578
QUALCOMM, Inc.	570	22,179
		44,586
Computers & Peripherals—5.4%
Apple, Inc.*	150	15,768
NetApp, Inc.*	850	12,614
		28,382
Internet Software & Services—1.2%
Google, Inc. (Class A)*	18	6,265
IT Services—1.0%
Visa, Inc. (Class A)	95	5,282
Semiconductors & Semiconductor
Equipment—1.9%
Advanced Micro Devices, Inc.*	900	2,745
Taiwan Semiconductor Manufacturing
Co., Ltd., ADR	800	7,160
		9,905
Software—7.1%
Activision Blizzard, Inc.*	1,385	14,487
Red Hat, Inc.*	785	14,004
Salesforce.com, Inc.*	280	9,165
		37,656
Total Information Technology		132,076

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/AllianceBernstein Large Cap Core Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Materials—7.9%
Chemicals—3.8%
Air Products & Chemicals, Inc.	120	$6,750
Monsanto Co.	63	5,235
Praxair, Inc.	117	7,873
		19,858
Metals & Mining—4.1%
Barrick Gold Corp.	335	10,861
Freeport-McMoRan Copper & Gold,
Inc.	285	10,861
		21,722
Total Materials		41,580

Telecommunication Services—2.2%
Diversified Telecommunication Services—
2.2%
Verizon Communications, Inc.	385	11,627
Utilities—2.9%
Electric Utilities—1.9%
Exelon Corp.	220	9,986
Multi-Utilities—1.0%
Sempra Energy	120	5,549
Total Utilities		15,535

Total Common Stocks
(Cost—$609,191)		532,230

	Principal
	Amount	Value
Short-Term Securities—1.9%
Repurchase Agreement**—1.9%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $10,159
(Cost—$10,159)	$10,159	10,159
Total Investments—102.6%
(Cost $619,350)		542,389
Liabilities in Excess of Other
Assets—(2.6)%		(13,875)
Net Assets—100.0%		$528,514
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Santa Barbara Conservative Growth Portfolio
(formerly Roszel/Rittenhouse Large Cap Growth Portfolio)
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—95.1%
Consumer Discretionary—12.2%
Media—3.5%
McGraw-Hill Cos., Inc. (The)	2,350	$53,745
Walt Disney Co. (The)	2,800	50,848
		104,593
Multiline Retail—2.0%
Kohl's Corp.*	1,450	61,364
Specialty Retail—2.0%
Staples, Inc.	3,250	58,857
Textiles, Apparel & Luxury Goods—4.7%
Coach, Inc.*	4,100	68,470
NIKE, Inc. (Class B)	1,545	72,445
		140,915
Total Consumer Discretionary		365,729

Consumer Staples—12.6%
Beverages—3.4%
PepsiCo, Inc.	1,960	100,901
Food & Staples Retailing—2.5%
Walgreen Co.	2,900	75,284
Food Products—1.9%
Archer-Daniels-Midland Co.	1,995	55,421
Household Products—3.3%
Procter & Gamble Co. (The)	2,100	98,889
Personal Products—1.5%
Estee Lauder Cos., Inc. (The)
(Class A)	1,800	44,370
Total Consumer Staples		374,865

Energy—9.0%
Energy Equipment & Services—3.6%
Halliburton Co.	3,970	61,416
Weatherford International Ltd.*	4,200	46,494
		107,910
Oil, Gas & Consumable Fuels—5.4%
Apache Corp.	980	62,808
Total SA, ADR	1,050	51,513
XTO Energy, Inc.	1,550	47,461
		161,782
Total Energy		269,692

Financials—2.0%
Capital Markets—1.3%
State Street Corp.	1,200	36,936
Consumer Finance—0.7%
American Express Co.	1,605	21,876
Total Financials		58,812

Health Care—15.2%
Biotechnology—5.3%
Celgene Corp.*	1,710	75,924
Gilead Sciences, Inc.*	1,775	82,218
		158,142
Health Care Equipment & Supplies—
4.4%
Baxter International, Inc.	1,400	71,708
St. Jude Medical, Inc.*	1,655	60,126
		131,834
Life Sciences Tools & Services—2.4%
Thermo Fisher Scientific, Inc.*	2,000	71,340
Pharmaceuticals—3.1%
Abbott Laboratories	1,950	93,015
Total Health Care		454,331

Industrials—11.0%
Aerospace & Defense—4.7%
ITT Corp.	1,700	65,399
United Technologies Corp.	1,770	76,075
		141,474
Electrical Equipment—3.5%
Emerson Electric Co.	1,950	55,731
Rockwell Automation, Inc.	2,180	47,611
		103,342
Industrial Conglomerates—0.8%
General Electric Co.	2,410	24,365
Road & Rail—2.0%
Union Pacific Corp.	1,440	59,198
Total Industrials		328,379

Information Technology—29.4%
Communications Equipment—8.8%
Cisco Systems, Inc.*	7,305	122,505
Nokia OYJ, ADR	3,000	35,010
QUALCOMM, Inc.	2,740	106,613
		264,128
Computers & Peripherals—8.3%
Apple, Inc.*	970	101,966
International Business Machines
Corp.	1,500	145,335
		247,301
IT Services—1.7%
Western Union Co. (The)	4,180	52,543
Semiconductors & Semiconductor
Equipment—3.5%
Intel Corp.	6,870	103,394
Software—7.1%
Microsoft Corp.	5,200	95,524
Oracle Corp.*	6,475	117,003
		212,527
Total Information Technology		879,893

Materials—3.7%
Chemicals—2.1%
Monsanto Co.	775	64,403

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Santa Barbara Conservative Growth Portfolio
(formerly Roszel/Rittenhouse Large Cap Growth Portfolio)
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Metals & Mining—1.6%
BHP Billiton Ltd., ADR	1,050	$46,830
Total Materials		111,233

Total Common Stocks
(Cost—$3,785,450)		2,842,934

	Principal
	Amount	Value
Short-Term Securities—8.4%
Repurchase Agreement**—8.4%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $249,830
(Cost—$249,830)	$249,830	249,830
Total Investments—103.5%
(Cost $4,035,280)		3,092,764
Liabilities in Excess of Other
Assets—(3.5)%		(103,587)
Net Assets—100.0%		$2,989,177
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Marsico Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—98.0%
Consumer Discretionary—15.9%
Hotels, Restaurants & Leisure—11.2%
McDonald's Corp.	70,313	$3,836,980
Wynn Resorts Ltd.*	13,906	277,703
Yum! Brands, Inc.	37,276	1,024,345
		5,139,028
Specialty Retail—2.5%
Lowe's Cos., Inc.	62,034	1,132,121
Textiles, Apparel & Luxury Goods—
2.2%
NIKE, Inc. (Class B)	21,023	985,768
Total Consumer Discretionary		7,256,917

Consumer Staples—9.6%
Food & Staples Retailing—9.6%
Costco Wholesale Corp.	25,657	1,188,432
CVS Caremark Corp.	50,951	1,400,643
Wal-Mart Stores, Inc.	34,528	1,798,909
Total Consumer Staples		4,387,984

Energy—6.8%
Energy Equipment & Services—4.7%
Transocean Ltd.*	36,284	2,134,951
Oil, Gas & Consumable Fuels—2.1%
Petroleo Brasileiro SA, ADR	32,173	980,311
Total Energy		3,115,262

Financials—10.1%
Capital Markets—4.2%
Goldman Sachs Group, Inc. (The)	18,063	1,915,039
Commercial Banks—2.3%
U.S. Bancorp	72,503	1,059,269
Diversified Financial Services—3.6%
JPMorgan Chase & Co.	62,750	1,667,895
Total Financials		4,642,203

Health Care—10.3%
Biotechnology—3.4%
Genzyme Corp.*	2,622	155,721
Gilead Sciences, Inc.*	30,146	1,396,363
		1,552,084
Pharmaceuticals—6.9%
Abbott Laboratories	17,881	852,924
Johnson & Johnson	7,984	419,958
Roche Holding AG, ADR	24,793	852,879
Schering-Plough Corp.	44,269	1,042,535
		3,168,296
Total Health Care		4,720,380

Industrials—10.5%
Aerospace & Defense—5.6%
General Dynamics Corp.	22,342	929,204
Lockheed Martin Corp.	23,316	1,609,503
		2,538,707
Road & Rail—4.9%
Norfolk Southern Corp.	25,089	846,754
Union Pacific Corp.	34,361	1,412,581
		2,259,335
Total Industrials		4,798,042

Information Technology—24.5%
Communications Equipment—3.5%
QUALCOMM, Inc.	41,380	1,610,096
Computers & Peripherals—7.3%
Apple, Inc.*	21,080	2,215,929
International Business Machines
Corp.	11,530	1,117,142
		3,333,071
Internet Software & Services—3.1%
Google, Inc. (Class A)*	4,015	1,397,461
IT Services—10.6%
Mastercard, Inc. (Class A)	14,214	2,380,561
Visa, Inc. (Class A)	44,874	2,494,994
		4,875,555
Total Information Technology		11,216,183

Materials—10.3%
Chemicals—9.1%
Monsanto Co.	22,533	1,872,492
Potash Corp. of Saskatchewan, Inc.	10,834	875,495
Praxair, Inc.	21,485	1,445,726
		4,193,713
Metals & Mining—1.2%
BHP Billiton plc, ADR	13,700	541,835
Total Materials		4,735,548

Total Common Stocks
(Cost—$52,950,735)		44,872,519
Preferred Stocks—0.4%
Financials—0.4%
Commercial Banks—0.4%
Wells Fargo & Co., Perpetual,
Series J (Class A)
(Cost $196,305)	10,550	164,263

	Principal
	Amount	Value
Short-Term Securities—12.1%
Repurchase Agreement**—12.1%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $5,538,280
(Cost—$5,538,280)	$5,538,280	5,538,280
Total Investments—110.5%
(Cost $58,685,320)		50,575,062
Liabilities in Excess of Other
Assets—(10.5)%		(4,786,443)
Net Assets—100.0%		$45,788,619

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Marsico Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—97.0%
Consumer Discretionary—15.2%
Automobiles—2.9%
Harley-Davidson, Inc.	1,700	$22,763
Household Durables—4.7%
Black & Decker Corp.	600	18,936
Whirlpool Corp.	600	17,754
		36,690
Leisure Equipment & Products—2.0%
Mattel, Inc.	1,400	16,142
Specialty Retail—2.7%
Limited Brands, Inc.	2,400	20,880
Textiles, Apparel & Luxury Goods—2.9%
VF Corp.	400	22,844
Total Consumer Discretionary		119,319

Consumer Staples—9.3%
Beverages—2.2%
PepsiAmericas, Inc.	1,000	17,250
Food & Staples Retailing—2.2%
SUPERVALU, Inc.	1,200	17,136
Food Products—2.2%
Corn Products International, Inc.	800	16,960
Tobacco—2.7%
Reynolds American, Inc.	600	21,504
Total Consumer Staples		72,850

Energy—8.4%
Energy Equipment & Services—2.8%
Tidewater, Inc.	600	22,278
Oil, Gas & Consumable Fuels—5.6%
Cimarex Energy Co.	900	16,542
Nexen, Inc.	1,600	27,136
		43,678
Total Energy		65,956

Financials—21.0%
Commercial Banks—2.8%
Associated Banc-Corp.	1,400	21,616
Insurance—11.6%
Lincoln National Corp.	1,200	8,028
Mercury General Corp.	700	20,790
Reinsurance Group of America, Inc.	600	19,434
RenaissanceRe Holdings Ltd.	500	24,720
Unum Group	1,400	17,500
		90,472
Real Estate Investment Trusts (REITs)—
6.6%
Annaly Capital Management,
Inc. REIT	1,400	19,418
Duke Realty Corp. REIT	2,300	12,650
Hospitality Properties Trust REIT	1,660	19,920
		51,988
Total Financials		164,076

Health Care—3.1%
Pharmaceuticals—3.1%
Biovail Corp.	2,200	$24,090
Industrials—13.6%
Commercial Services & Supplies—4.1%
Avery Dennison Corp.	800	17,872
R.R. Donnelley & Sons Co.	2,000	14,660
		32,532
Machinery—4.5%
Ingersoll-Rand Co. Ltd. (Class A)	1,200	16,560
Parker Hannifin Corp.	550	18,689
		35,249
Professional Services—2.8%
Manpower, Inc.	700	22,071
Road & Rail—2.2%
Ryder System, Inc.	600	16,986
Total Industrials		106,838

Information Technology—4.4%
Electronic Equipment & Instruments—
2.7%
Jabil Circuit, Inc.	3,800	21,128
Office Electronics—1.7%
Xerox Corp.	3,000	13,650
Total Information Technology		34,778

Materials—5.8%
Chemicals—2.3%
PPG Industries, Inc.	500	18,450
Containers & Packaging—2.7%
Sonoco Products Co.	1,000	20,980
Metals & Mining—0.8%
United States Steel Corp.	300	6,339
Total Materials		45,769

Telecommunication Services—5.6%
Diversified Telecommunication Services—
5.6%
CenturyTel, Inc.	800	22,496
Windstream Corp.	2,600	20,956
Total Telecommunication Services		43,452

Utilities—10.6%
Electric Utilities—2.2%
Edison International	600	17,286
Gas Utilities—3.0%
Atmos Energy Corp.	1,000	23,120
Multi-Utilities—5.4%
NiSource, Inc.	2,100	20,580
SCANA Corp.	700	21,623
		42,203
Total Utilities		82,609

Total Common Stocks
(Cost—$1,283,682)		759,737

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Principal
	Amount	Value
Short-Term Securities—2.1%
Repurchase Agreement**—2.1%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $16,416
(Cost—$16,416)	$16,416	$16,416
Total Investments—99.1%
(Cost $1,300,098)		776,153
Other Assets Less Liabilities—0.9%		7,182
Net Assets—100.0%		$783,335
____________________

**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Cadence Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—98.2%
Consumer Discretionary—18.1%
Diversified Consumer Services—2.1%
DeVry, Inc.	130	$6,263
H&R Block, Inc.	320	5,821
		12,084
Hotels, Restaurants & Leisure—3.7%
Darden Restaurants, Inc.	200	6,852
Panera Bread Co. (Class A)*	130	7,267
Yum! Brands, Inc.	240	6,595
		20,714
Household Durables—1.2%
Snap-On, Inc.	270	6,777
Internet & Catalog Retail—1.1%
priceline.com, Inc.*	80	6,302
Media—2.3%
DreamWorks Animation SKG, Inc.
(Class A)*	300	6,492
John Wiley & Sons, Inc. (Class A)	220	6,552
		13,044
Multiline Retail—2.4%
Dollar Tree, Inc.*	150	6,683
Family Dollar Stores, Inc.	200	6,674
		13,357
Specialty Retail—4.0%
Advance Auto Parts, Inc.	170	6,984
Ross Stores, Inc.	230	8,252
TJX Cos., Inc.	290	7,436
		22,672
Textiles, Apparel & Luxury Goods—1.3%
VF Corp.	130	7,424
Total Consumer Discretionary		102,374

Consumer Staples—5.7%
Food & Staples Retailing—1.1%
BJ's Wholesale Club, Inc.*	200	6,398
Food Products—2.0%
H.J. Heinz Co.	140	4,629
McCormick & Co., Inc.	230	6,801
		11,430
Household Products—1.3%
Church & Dwight Co., Inc.	140	7,312
Personal Products—1.3%
Alberto-Culver Co.	320	7,235
Total Consumer Staples		32,375

Energy—6.2%
Energy Equipment & Services—2.5%
Dresser-Rand Group, Inc.*	310	6,851
Noble Corp.	310	7,468
		14,319
Oil, Gas & Consumable Fuels—3.7%
Consol Energy, Inc.	240	6,058
Encore Acquisition Co.*	360	8,377
Southwestern Energy Co.*	220	6,532
		20,967
Total Energy		35,286

Financials—9.8%
Capital Markets—1.4%
Investment Technology Group, Inc.*	310	7,911
Diversified Financial Services—1.3%
NASDAQ OMX Group, Inc. (The)*	380	7,440
Insurance—4.7%
Allied World Assurance Co. Holdings
Ltd.	150	5,705
Arch Capital Group Ltd.*	100	5,386
Brown & Brown, Inc.	310	5,862
PartnerRe Ltd.	90	5,586
Unum Group	290	3,625
		26,164
Real Estate Investment Trusts (REITs)—
2.4%
Digital Realty Trust, Inc. REIT	200	6,636
Mack-Cali Realty Corp. REIT	350	6,934
		13,570
Total Financials		55,085

Health Care—11.6%
Health Care Equipment & Supplies—5.3%
C.R. Bard, Inc.	110	8,769
Cooper Cos., Inc. (The)	270	7,139
Gen-Probe, Inc.*	160	7,293
St. Jude Medical, Inc.*	190	6,902
		30,103
Health Care Providers & Services—2.6%
CIGNA Corp.	410	7,212
Quest Diagnostics, Inc.	160	7,597
		14,809
Pharmaceuticals—3.7%
Endo Pharmaceuticals Holdings, Inc.*	360	6,365
Forest Laboratories, Inc.*	320	7,027
Watson Pharmaceuticals, Inc.*	230	7,155
		20,547
Total Health Care		65,459

Industrials—15.6%
Air Freight & Logistics—2.3%
C.H. Robinson Worldwide, Inc.	150	6,842
UTi Worldwide, Inc.	530	6,333
		13,175
Airlines—0.9%
Copa Holdings SA (Class A)	180	5,161
Commercial Services & Supplies—1.9%
Covanta Holding Corp.*	370	4,843
Republic Services, Inc.	348	5,968
		10,811
Construction & Engineering—3.2%
Aecom Technology Corp.*	220	5,738
Fluor Corp.	120	4,146
URS Corp.*	200	8,082
		17,966

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Cadence Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Electrical Equipment—2.5%
AMETEK, Inc.	250	$7,818
Roper Industries, Inc.	150	6,367
		14,185
Machinery—1.1%
Flowserve Corp.	110	6,173
Professional Services—3.7%
Dun & Bradstreet Corp.	100	7,700
FTI Consulting, Inc.*	140	6,927
IHS, Inc. (Class A)*	150	6,177
		20,804
Total Industrials		88,275

Information Technology—23.1%
Computers & Peripherals—1.2%
Western Digital Corp.*	360	6,962
Electronic Equipment & Instruments—
1.2%
Amphenol Corp. (Class A)	240	6,838
Internet Software & Services—2.3%
Akamai Technologies, Inc.*	360	6,984
Sohu.com, Inc.*	140	5,783
		12,767
IT Services—6.2%
Affiliated Computer Services, Inc.
(Class A)*	150	7,183
Broadridge Financial Solutions, Inc.	400	7,444
Global Payments, Inc.	180	6,014
Hewitt Associates, Inc. (Class A)*	230	6,845
Metavante Technologies, Inc.*	380	7,585
		35,071
Semiconductors & Semiconductor
Equipment—3.9%
Altera Corp.	430	7,547
Marvell Technology Group Ltd.*	870	7,969
Silicon Laboratories, Inc.*	260	6,864
		22,380
Software—8.3%
BMC Software, Inc.*	240	7,920
CA, Inc.	450	7,924
Factset Research Systems, Inc.	150	7,499
McAfee, Inc.*	230	7,705
Red Hat, Inc.*	450	8,028
Synopsys, Inc.*	370	7,670
		46,746
Total Information Technology		130,764

Materials—6.9%
Chemicals—5.5%
FMC Corp.	200	8,628
Scotts Miracle-Gro Co. (The)
(Class A)	200	6,940
Terra Industries, Inc.	300	8,427
Valspar Corp.	350	6,989
		30,984
Containers & Packaging—1.4%
Crown Holdings, Inc.*	360	8,183
Total Materials		39,167

Telecommunication Services—1.2%
Wireless Telecommunication Services—
1.2%
American Tower Corp. (Class A)*	230	6,999
Total Common Stocks
(Cost—$597,674)		555,784

	Principal
	Amount	Value
Short-Term Securities—5.4%
Repurchase Agreement**—5.4%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $30,414
(Cost—$30,414)	$30,414	30,414
Total Investments—103.6%
(Cost $628,088)		586,198
Liabilities in Excess of Other
Assets—(3.6)%		(20,566)
Net Assets—100.0%		$565,632
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/NWQ Small Cap Value Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—93.7%
Consumer Discretionary—5.8%
Hotels, Restaurants & Leisure—3.1%
Bob Evans Farms, Inc.	1,700	$38,114
Household Durables—2.2%
Hooker Furniture Corp.	3,200	27,008
Specialty Retail—0.5%
Golfsmith International Holdings,
Inc.*	5,559	5,503
Total Consumer Discretionary		70,625

Consumer Staples—6.0%
Food & Staples Retailing—3.1%
Casey's General Stores, Inc.	1,400	37,324
Household Products—0.9%
WD-40 Co.	450	10,863
Personal Products—2.0%
Elizabeth Arden, Inc.*	4,250	24,778
Total Consumer Staples		72,965

Energy—13.0%
Energy Equipment & Services—3.3%
Acergy SA, ADR	6,527	40,337
Oil, Gas & Consumable Fuels—9.7%
Approach Resources, Inc.*	4,725	29,295
Bill Barrett Corp.*	1,400	31,136
Denbury Resources, Inc.*	1,750	26,005
Petroquest Energy, Inc.*	3,450	8,280
St. Mary Land & Exploration Co.	1,700	22,491
		117,207
Total Energy		157,544

Financials—20.7%
Commercial Banks—2.9%
PacWest Bancorp	1,200	17,196
Texas Capital Bancshares, Inc.*	1,650	18,579
		35,775
Insurance—17.8%
Aspen Insurance Holdings Ltd.	1,950	43,797
Assurant, Inc.	1,950	42,471
PMA Capital Corp. (Class A)*	3,600	15,012
Reinsurance Group of America, Inc.	1,200	38,868
StanCorp Financial Group, Inc.	1,400	31,892
Tower Group, Inc.	1,800	44,334
		216,374
Total Financials		252,149

Health Care—3.3%
Pharmaceuticals—3.3%
Sepracor, Inc.*	2,700	39,582
Industrials—19.8%
Building Products—4.5%
Gibraltar Industries, Inc.	1,650	7,788
Griffon Corp.*	6,171	46,282
		54,070
Electrical Equipment—5.1%
Belden, Inc.	2,600	32,526
General Cable Corp.*	1,500	29,730
		62,256
Machinery—7.3%
Albany International Corp. (Class A)	2,400	21,720
Kadant, Inc.*	1,150	13,248
Kennametal, Inc.	1,350	21,884
Lincoln Electric Holdings, Inc.	600	19,014
RBC Bearings, Inc.*	650	9,932
Sauer-Danfoss, Inc.	1,100	2,684
		88,482
Road & Rail—2.9%
Marten Transport Ltd.*	1,900	35,492
Total Industrials		240,300

Information Technology—12.6%
Communications Equipment—4.7%
Avocent Corp.*	2,150	26,101
Brocade Communications Systems,
Inc.*	9,250	31,913
		58,014
Electronic Equipment, Instruments &
Components—1.2%
Keithley Instruments, Inc.	4,250	14,407
Semiconductors & Semiconductor
Equipment—6.7%
Actel Corp.*	3,450	34,914
Standard Microsystems Corp.*	2,500	46,500
		81,414
Total Information Technology		153,835

Materials—12.5%
Chemicals—3.6%
CF Industries Holdings, Inc.	625	44,456
Containers & Packaging—3.7%
Packaging Corp of America	1,450	18,879
Temple-Inland, Inc.	4,800	25,776
		44,655
Metals & Mining—2.9%
Yamana Gold, Inc.	3,775	34,919
Paper & Forest Products—2.3%
Buckeye Technologies, Inc.*	3,300	7,029
Wausau Paper Corp.	4,084	21,482
		28,511
Total Materials		152,541

Total Common Stocks
(Cost—$1,796,205)		1,139,541

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/NWQ Small Cap Value Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Principal
	Amount	Value
Short-Term Securities—4.1%
Repurchase Agreement**—4.1%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $49,802
(Cost—$49,802)	$49,802	$49,802
Total Investments—97.8%
(Cost $1,846,007)		1,189,343
Other Assets Less Liabilities—2.2%		27,164
Net Assets—100.0%		$1,216,507
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Delaware Small-Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—95.4%
Consumer Discretionary—11.4%
Distributors—2.1%
LKQ Corp.*	1,000	$14,270
Hotels, Restaurants & Leisure—2.7%
Texas Roadhouse, Inc. (Class A)*	1,500	14,295
Wynn Resorts Ltd.*	200	3,994
		18,289
Specialty Retail—5.2%
Aeropostale, Inc.*	600	15,936
PetSmart, Inc.	400	8,384
Tractor Supply Co.*	300	10,818
		35,138
Textiles, Apparel & Luxury Goods—1.4%
Lululemon Athletica, Inc.*	1,100	9,526
Total Consumer Discretionary		77,223

Energy—5.5%
Energy Equipment & Services—4.3%
CARBO Ceramics, Inc.	350	9,954
Core Laboratories NV	200	14,632
T-3 Energy Services, Inc.*	400	4,712
		29,298
Oil, Gas & Consumable Fuels—1.2%
Goodrich Petroleum Corp.*	400	7,744
Total Energy		37,042

Financials—5.0%
Capital Markets—1.9%
Investment Technology Group, Inc.*	500	12,760
Consumer Finance—1.1%
First Cash Financial Services, Inc.*	500	7,460
Insurance—2.0%
Hanover Insurance Group, Inc. (The)	300	8,646
ProAssurance Corp.*	100	4,662
		13,308
Total Financials		33,528

Health Care—29.5%
Biotechnology—13.0%
Abraxis Bioscience, Inc.*	300	14,304
Celera Corp.*	800	6,104
Cepheid, Inc.*	600	4,140
Cougar Biotechnology, Inc.*	500	16,100
Medarex, Inc.*	3,600	18,468
OSI Pharmaceuticals, Inc.*	600	22,956
Zymogenetics, Inc.*	1,300	5,187
		87,259
Health Care Equipment & Supplies—4.2%
Align Technology, Inc.*	1,000	7,930
Conceptus, Inc.*	300	3,525
Gen-Probe, Inc.*	200	9,116
Wright Medical Group, Inc.*	600	7,818
		28,389
Health Care Providers & Services—1.9%
Emergency Medical Services Corp.
(Class A)*	400	12,556
Life Sciences Tools & Services—4.1%
Affymetrix, Inc.*	2,700	8,829
Charles River Laboratories
International, Inc.*	700	19,047
		27,876
Pharmaceuticals—6.3%
Cardiome Pharma Corp.*	1,400	4,102
Perrigo Co.	600	14,898
Sepracor, Inc.*	1,600	23,456
		42,456
Total Health Care		198,536

Industrials—16.4%
Aerospace & Defense—1.1%
Hexcel Corp.*	1,100	7,227
Commercial Services & Supplies—4.3%
Geo Group, Inc. (The)*	900	11,925
Healthcare Services Group, Inc.	750	11,227
Tetra Tech, Inc.*	300	6,114
		29,266
Machinery—4.5%
Bucyrus International, Inc.	500	7,590
Colfax Corp.*	400	2,748
Dynamic Materials Corp.	500	4,580
Middleby Corp.*	300	9,729
Titan International, Inc.	1,100	5,533
		30,180
Professional Services—1.5%
FTI Consulting, Inc.*	200	9,896
Road & Rail—4.0%
J.B. Hunt Transport Services, Inc.	800	19,288
Knight Transportation, Inc.	500	7,580
		26,868
Trading Companies & Distributors—1.0%
Titan Machinery, Inc.*	800	7,192
Total Industrials		110,629

Information Technology—27.6%
Communications Equipment—2.2%
F5 Networks, Inc.*	700	14,665
Computers & Peripherals—2.1%
Data Domain, Inc.*	1,100	13,827
Electronic Equipment & Instruments—
4.8%
Cogent, Inc.*	900	10,710
Itron, Inc.*	300	14,205
Mettler-Toledo International, Inc.*	150	7,700
		32,615
IT Services—1.1%
Perot Systems Corp. (Class A)*	550	7,084
Semiconductors & Semiconductor
Equipment—5.1%
Atheros Communications, Inc.*	1,000	14,660
Cavium Networks, Inc.*	1,050	12,117
TriQuint Semiconductor, Inc.*	3,100	7,657
		34,434

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Delaware Small-Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Software—12.3%
ANSYS, Inc.*	400	$10,040
Ariba, Inc.*	1,500	13,095
Concur Technologies, Inc.*	400	7,676
Nuance Communications, Inc.*	1,100	11,946
Salesforce.com, Inc.*	300	9,819
Solera Holdings, Inc.*	500	12,390
Sybase, Inc.*	600	18,174
		83,140
Total Information Technology		185,765

Total Common Stocks
(Cost—$828,614)		642,723

	No. of
	Rights	Value
Rights—0.1%
Health Care—0.1%
Pharmaceuticals—0.1%
Fresenius Kabi Pharmaceuticals
Holding, Inc., expiring 6/30/11*
(Cost—$0)	500	185

	Principal
	Amount	Value
Short-Term Securities—6.3%
Repurchase Agreement**—6.3%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $42,578
(Cost—$42,578)	$42,578	42,578
Total Investments—101.8%
(Cost $871,192)		685,486
Liabilities in Excess of Other
Assets—(1.8)%		(11,813)
Net Assets—100.0%		$673,673
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lazard International Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—94.7%
Canada—4.4%
Barrick Gold Corp.	875	$28,367
TELUS Corp.	1,530	40,331
		68,698
Finland—3.4%
Nokia OYJ, ADR	4,490	52,398
France—12.5%
BNP Paribas, ADR	1,395	28,877
GDF Suez, ADR	1,444	49,313
Sanofi-Aventis SA, ADR	2,415	67,451
Total SA, ADR	990	48,569
		194,210
Germany—8.8%
Adidas AG, ADR	1,065	17,636
Allianz SE, ADR	6,305	52,710
E.ON AG, ADR	1,759	48,689
Merck KGaA , ADR	595	17,465
		136,500
Italy—1.6%
ENI S.p.A, ADR	655	25,100
Japan—7.5%
Canon, Inc., ADR	2,150	62,414
HOYA Corp., ADR	1,670	32,916
Sumitomo Mitsui Financial Group,
Inc., ADR	6,270	21,820
		117,150
Netherlands—2.4%
Heineken N.V., ADR	1,640	23,206
Royal Dutch Shell plc (Class A),
ADR	335	14,841
		38,047
Singapore—3.0%
Singapore Telecommunications Ltd.,
ADR	2,805	46,703
Sweden—2.0%
Telefonaktiebolaget LM Ericsson,
ADR	3,835	31,025
Switzerland—14.9%
Nestle SA, ADR (Registered)	947	31,772
Novartis AG, ADR	1,605	60,717
Roche Holding AG, ADR	2,463	84,727
Zurich Financial Services AG, ADR	3,425	54,252
		231,468
United Kingdom—34.2%
BAE Systems plc, ADR	2,955	56,529
Barclays plc, ADR	1,800	15,300
BG Group plc, ADR	330	24,846
BP plc, ADR	1,200	48,120
British American Tobacco plc, ADR	1,070	49,220
GlaxoSmithKline plc, ADR	1,530	47,537
Imperial Tobacco Group plc, ADR	1,290	57,921
Prudential plc, ADR	5,970	58,864
Reckitt Benckiser Group plc, ADR	3,920	29,596
Tesco plc, ADR	2,185	31,071
Unilever plc, ADR	2,800	53,004
Vodafone Group PLC, ADR	3,470	60,447
		532,455
Total Common Stocks
(Cost—$2,178,851)		1,473,754

	Principal
	Amount	Value
Short-Term Securities—4.2%
Repurchase Agreement**—4.2%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $65,523
(Cost—$65,523)	$65,523	65,523
Total Investments—98.9%
(Cost $2,244,374)		1,539,277
Other Assets Less Liabilities—1.1%		17,511
Net Assets—100.0%		$1,556,788
____________________

**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

Percentage of
Holdings by Sector	Net Assets
Health Care	17.9%
Consumer Staples	17.7
Financials	14.9
Information Technology	11.5
Energy	10.4
Telecommunication Services	9.5
Utilities	6.3
Industrials	3.6
Materials	1.8
Consumer Discretionary	1.1
Other#	5.3
Total	100.0%

#   Other includes short-term securities and other assets less liabilities.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/JPMorgan International Equity Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—96.3%
Australia—2.4%
BHP Billiton Ltd.	1,086	$24,002
Rio Tinto Ltd.	160	6,354
		30,356
Belgium—0.9%
Anheuser-Busch InBev NV	425	11,702
Brazil—1.9%
Cia Vale do Rio Doce, ADR	846	11,252
Petroleo Brasileiro SA, ADR	430	13,102
		24,354
China—1.0%
China Life Insurance Co., Ltd.
(Class H)	2,000	6,578
Industrial & Commercial Bank of
China (Class H)	13,000	6,756
		13,334
Finland—1.4%
Nokia OYJ	1,577	18,444
France—13.4%
Accor SA	276	9,606
AXA SA	1,079	12,951
BNP Paribas	407	16,791
Cie de Saint-Gobain	236	6,613
GDF Suez	268	9,191
Imerys SA	261	9,590
Lafarge SA	214	9,661
LVMH Moet Hennessy Louis Vuitton
SA	140	8,785
Pernod-Ricard SA	173	9,641
PPR	150	9,617
Sanofi-Aventis SA	287	16,107
Total SA	1,051	51,971
		170,524
Germany—7.6%
Bayer AG	380	18,155
Deutsche Post AG	579	6,239
E.ON AG	878	24,350
Linde AG	129	8,759
RWE AG	80	5,602
SAP AG	346	12,099
Siemens AG (Registered)	288	16,442
Symrise AG	504	5,949
		97,595
Hong Kong—2.3%
China Mobile Ltd.	1,000	8,711
Esprit Holdings Ltd.	2,200	11,225
Hang Lung Properties Ltd.	4,000	9,410
		29,346
Israel—1.1%
Teva Pharmaceutical Industries Ltd.,
ADR	320	14,416
Italy—2.7%
ENI S.p.A	973	18,839
Intesa Sanpaolo S.p.A	3,018	8,301
UniCredit S.p.A	4,731	7,787
		34,927
Japan—19.8%
Astellas Pharma, Inc.	400	12,379
Canon, Inc.	700	20,406
Daikin Industries Ltd.	300	8,260
East Japan Railway Co.	300	15,640
Honda Motor Co., Ltd.	900	21,425
Japan Tobacco, Inc.	9	24,059
Komatsu Ltd.	1,200	13,280
Mitsubishi Corp.	1,100	14,582
Mitsubishi UFJ Financial Group, Inc.	2,600	12,810
Mitsui Fudosan Co., Ltd.	1,000	10,970
Murata Manufacturing Co., Ltd.	400	15,519
Nidec Corp.	200	9,003
Nintendo Co., Ltd.	100	29,253
Nomura Holdings, Inc.	700	3,551
Shin-Etsu Chemical Co., Ltd.	300	14,739
Sumitomo Corp.	1,800	15,641
Sumitomo Mitsui Financial Group,
Inc.	300	10,563
		252,080
Mexico—1.2%
America Movil SAB de CV, Series L,
ADR	276	7,474
Fomento Economico Mexicano SAB
de CV, ADR	304	7,664
		15,138
Netherlands—3.7%
ING Groep NV, CVA	1,249	6,844
Koninklijke Philips Electronics NV	514	7,608
Reed Elsevier NV	810	8,668
Royal Dutch Shell plc (Class A)	1,055	23,536
		46,656
South Korea—0.8%
Samsung Electronics Co., Ltd.,
GDR(a)	50	10,266
Spain—3.9%
Banco Bilbao Vizcaya Argentaria SA	1,385	11,242
Inditex SA	290	11,301
Telefonica SA	1,348	26,881
		49,424
Sweden—0.8%
Atlas Copco AB (Class A)	1,310	9,837
Switzerland—11.4%
ABB Ltd. (Registered)*	1,225	17,085
Adecco SA (Registered)	334	10,438
Holcim Ltd. (Registered)	282	10,044
Nestle SA (Registered)	1,018	34,392
Novartis AG (Registered)	643	24,327
Roche Holding AG	229	31,430
Xstrata plc	600	4,025
Zurich Financial Services AG
(Registered)	89	14,066
		145,807
Taiwan—0.6%
Taiwan Semiconductor Manufacturing
Co., Ltd., ADR	881	7,885
United Kingdom—19.4%
Barclays plc	5,763	12,236
BG Group plc	1,440	21,722

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/JPMorgan International Equity Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
British Land Co. plc REIT	1,431	$7,394
Burberry Group plc	2,258	9,107
GlaxoSmithKline plc	1,095	17,054
HSBC Holdings plc	4,000	22,074
ICAP plc	2,821	12,285
Imperial Tobacco Group plc	274	6,154
Man Group plc	2,657	8,326
Marks & Spencer Group plc	2,569	10,892
Prudential plc	2,300	11,150
Rio Tinto plc	190	6,380
Standard Chartered plc	1,589	19,731
Tesco plc	3,668	17,525
Vodafone Group plc	20,065	34,982
Wm. Morrison Supermarkets plc	2,457	8,995
Wolseley plc*	2,121	7,002
WPP plc	2,582	14,521
		247,530
Total Common Stocks
(Cost—$2,120,855)		1,229,621

	No. of
	Rights	Value
Rights—0.3%
United Kingdom—0.3%
HSBC Holdings plc, expiring 4/3/09*
(Cost $0)	1,666	3,117

	Principal
	Amount	Value
Short-Term Securities—0.6%
Investment Company—0.6%
Federated Prime Obligation Fund,
seven-day yield of 0.90%
(Cost—$7,979)	$7,979	7,979
Total Investments—97.2%
(Cost $2,128,834)		1,240,717
Other Assets Less Liabilities—2.8%.		35,879
Net Assets—100.0%		$1,276,596
____________________

*	Non-income producing security.
(a)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

Glossary:
ADR—American Depositary Receipt.
CVA—Dutch Certificate.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Percentage of
Holdings by Sector	Net Assets
Financials	18.5%
Industrials	11.6
Health Care	10.5
Energy	10.1
Information Technology	9.6
Consumer Staples	9.4
Consumer Discretionary	9.0
Materials	8.7
Telecommunication Services	6.1
Utilities	3.1
Other#	3.4
Total	100.0%

#   Other includes short-term securities and other assets less liabilities.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Government Securities Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
U.S. Government Securities—
106.0%
U.S. Government Agencies—
2.8%
Federal National Mortgage
Association
4.63% due 10/15/13	AAA	$190,000	$208,632
U.S. Government Agencies -
Mortgage-Backed
Securities—84.3%
Federal Home Loan Mortgage
Corp.
5.00% due 04/01/20	AAA	30,100	31,316
5.00% due 09/01/20	AAA	154,699	160,948
5.00% due 10/01/20	AAA	159,264	165,698
5.00% due 11/01/20	AAA	51,826	53,919
5.00% due 04/01/21	AAA	55,480	57,651
5.00% due 05/01/21	AAA	69,132	71,924
5.00% due 05/01/23	AAA	53,016	55,030
5.00% due 06/01/23	AAA	61,121	63,443
5.00% due 07/01/23	AAA	543,143	563,781
5.00% due 08/01/23	AAA	445,828	462,768
5.50% due 09/01/18	AAA	67,108	70,064
5.50% due 12/01/35	AAA	84,841	88,226
5.71% due 11/01/35(a)	AAA	31,233	32,215
6.50% due 08/01/32	AAA	2,229	2,368
Federal National Mortgage
Association
5.26% due 10/01/35(a)	AAA	68,735	70,464
5.49% due 04/01/36(a)	AAA	28,691	29,668
5.50% due 04/01/17	AAA	9,996	10,495
5.50% due 02/01/35	AAA	45,529	47,396
5.50% due 05/01/35	AAA	39,504	41,087
5.50% due 07/01/35	AAA	57,531	59,837
5.50% due 04/01/36	AAA	651,858	677,372
5.50% due 05/01/36	AAA	762,073	791,994
5.50% due 04/25/39 TBA	AAA	1,070,000	1,110,459
5.53% due 04/01/36(a)	AAA	29,936	30,938
5.55% due 04/01/36(a)	AAA	36,375	37,656
5.70% due 09/01/36(a)	AAA	57,577	59,640
5.73% due 10/01/36(a)	AAA	40,111	41,631
5.78% due 10/01/36(a)	AAA	57,304	59,350
5.91% due 05/01/36(a)	AAA	26,108	26,812
5.92% due 12/01/36(a)	AAA	68,227	70,701
Government National Mortgage
Association
5.50% due 07/15/36	AAA	572,409	596,709
5.50% due 04/15/39 TBA	AAA	490,000	509,907
7.00% due 02/15/31	AAA	1,079	1,160
			6,152,627
U.S. Government
Treasuries—18.9%
U.S. Treasury Bonds
4.38% due 02/15/38	AAA	290,000	329,422
U.S. Treasury STRIPS
due 02/15/36 PO	AAA	240,000	89,632
U.S. Treasury Notes
1.63% due 01/15/15 TIPS	AAA	20,000	22,337
2.75% due 02/15/19	AAA	40,000	40,219
3.75% due 11/15/18	AAA	297,000	323,753
U.S. Treasury Note
1.75% due 01/31/14	AAA	568,000	571,863
			1,377,226
Total U.S. Government
Securities
(Cost $7,481,706)			7,738,485
Short-Term Securities—16.8%
Repurchase Agreement**—16.8%
UBS Securities LLC, 0.00%,
dated 03/31/09, due
04/01/09, total to be
received $1,227,401
(Cost—$1,227,401)		1,227,401	1,227,401
Total Investments—122.8%
(Cost $8,709,107)			8,965,886
Liabilities in Excess of Other
Assets—(22.8)%			(1,666,613)
Net Assets—100.0%			$7,299,273
____________________

**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.
(a)	Floating rate security - rate disclosed is as of March 31, 2009.

Glossary:
PO—Principal only.
STRIPS—Separately Trading of Registered Interest and Principal of Securities.
TBA—Security is subject to delayed delivery.
TIPS—Treasury Inflation Protected Security.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Fixed-Income Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments—106.1%
Asset Backed Securities—4.5%
Daimler Chrysler Auto Trust
4.98% due 02/08/11	AAA	$42,563	$42,755
Ford Credit Auto Owner Trust
5.16% due 11/15/10	AAA	71,972	72,328
Nissan Auto Receivables Owner
Trust
5.00% due 09/15/14	AAA	25,000	25,678
SLM Student Loan Trust
2.46% due 01/25/18(a)	AAA	125,000	120,536
Total Asset Backed Securities			261,297

Consumer Discretionary—2.1%
Media—1.9%
Comcast Cable Communications
Holdings, Inc.
8.38% due 03/15/13	BBB+	25,000	26,736
Comcast Corp.
6.45% due 03/15/37	BBB+	15,000	13,105
6.50% due 01/15/17	BBB+	10,000	9,899
News America Holdings, Inc.
7.75% due 01/20/24	BBB+	10,000	8,780
Time Warner Cable, Inc.
6.20% due 07/01/13	BBB	25,000	24,337
8.25% due 02/14/14	BBB	15,000	15,680
Time Warner Cos., Inc.
7.57% due 02/01/24	BBB	10,000	9,222
			107,759
Multiline Retail—0.2%
Target Corp.
4.88% due 05/15/18	A+	15,000	14,293
Total Consumer Discretionary			122,052

Consumer Staples—1.0%
Beverages—0.2%
Coca-Cola Co. (The)
5.35% due 11/15/17	A+	10,000	10,682
Food & Staples Retailing—0.2%
Wal-Mart Stores, Inc.
5.80% due 02/15/18	AA	10,000	10,933
Food Products—0.3%
Kraft Foods, Inc.
6.13% due 02/01/18	BBB+	10,000	10,023
6.50% due 08/11/17	BBB+	10,000	10,297
			20,320
Tobacco—0.3%
Philip Morris International, Inc.
6.88% due 03/17/14	A	15,000	16,234
Total Consumer Staples			58,169

Energy—1.7%
Energy Equipment & Services—
0.2%
Halliburton Co.
5.50% due 10/15/10	A	10,000	10,393
Oil, Gas & Consumable Fuels—
1.5%
Anadarko Petroleum Corp.
5.95% due 09/15/16	BBB-	10,000	8,613
6.45% due 09/15/36	BBB-	5,000	3,495
Canadian Natural Resources Ltd.
6.50% due 02/15/37	BBB	10,000	7,782
CenterPoint Energy Resources
Corp.
6.15% due 05/01/16	BBB	5,000	4,375
Conoco Funding Co.
6.35% due 10/15/11	A	10,000	10,820
Shell International Finance BV
4.00% due 03/21/14	AA+	40,000	40,561
XTO Energy, Inc.
6.25% due 08/01/17	BBB	5,000	4,876
6.38% due 06/15/38	BBB	10,000	8,910
			89,432
Total Energy			99,825

Financials—16.9%
Capital Markets—1.5%
Bear Stearns Cos., LLC (The)
6.95% due 08/10/12	A+	15,000	15,276
Goldman Sachs Group, Inc. (The)
5.25% due 10/15/13	A	15,000	14,007
Lehman Brothers Holdings, Inc.
5.75% due 07/18/11(b)	NR†	20,000	2,550
6.20% due 09/26/14(b)	NR†	15,000	1,912
6.63% due 01/18/12(b)	NR†	40,000	5,100
6.75% due 12/28/17(b)	NR†	30,000	3
Morgan Stanley
5.30% due 03/01/13	A	25,000	24,039
5.55% due 04/27/17	A	5,000	4,449
6.75% due 04/15/11	A	20,000	20,016
			87,352
Commercial Banks—1.9%
HSBC Holdings plc
5.25% due 12/12/12	A+	10,000	9,837
National Westminster Bank plc
7.38% due 10/01/09	A	10,000	9,735
UBS AG
5.88% due 12/20/17	A+	50,000	43,005
Wachovia Bank NA
6.60% due 01/15/38	AA	20,000	15,817
Wachovia Corp.
5.50% due 05/01/13	AA	10,000	9,221
5.75% due 02/01/18	AA	5,000	4,429
Wells Fargo & Co.
4.20% due 01/15/10	AA	10,000	10,003
7.98% due 03/15/18(a)(c)	A	15,000	7,050
			109,097
Commercial MBS—5.1%
GE Capital Commercial
Mortgage Corp.
4.87% due 07/10/39(a)	AAA	40,000	35,178
5.54% due 12/10/49	AAA	80,000	47,695
GMAC Commercial Mortgage
Securities, Inc.
7.46% due 08/16/33(a)	AAA	63,979	64,904
LB-UBS Commercial Mortgage
Trust
7.37% due 08/15/26	AAA	47,548	48,108

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Fixed-Income Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Salomon Brothers Mortgage
Securities VII, Inc.
6.59% due 12/18/33	AAA	$77,162	$77,315
7.52% due 12/18/09(a)	AAA	23,416	23,574
			296,774
Diversified Financial Services—
6.8%
Allstate Life Global Funding
Trusts
5.38% due 04/30/13	AA-	15,000	14,509
Bank of America Corp.
5.75% due 08/15/16	A-	15,000	9,841
6.00% due 09/01/17	A	25,000	21,279
8.00% due 01/30/18(a)(c)	BB-	25,000	10,012
BP Capital Markets plc
3.13% due 03/10/12	AA	25,000	25,103
Citigroup, Inc.
4.13% due 02/22/10	A	25,000	24,130
5.30% due 10/17/12	A	15,000	13,221
Credit Suisse Guernsey Ltd.
5.86% due 05/15/17(a)(c)	BBB+	40,000	14,824
EnCana Holdings Finance Corp.
5.80% due 05/01/14	A-	5,000	4,918
General Electric Capital Corp.
1.80% due 03/11/11	AAA	60,000	60,160
5.00% due 12/01/10	AA+	20,000	19,846
5.00% due 11/15/11	AA+	40,000	39,777
5.88% due 02/15/12	AA+	10,000	9,927
6.15% due 08/07/37	AA+	15,000	11,093
6.38% due 11/15/67(a)	A+	20,000	9,712
Goldman Sachs Capital II
5.79% due 06/01/12(a)(c)	BBB	15,000	6,245
JP Morgan Chase Capital XXV
6.80% due 10/01/37	BBB+	25,000	16,557
JPMorgan Chase & Co.
2.20% due 06/15/12	AAA	45,000	45,356
6.13% due 06/27/17	A	30,000	27,599
7.90% due 04/30/18(a)(c)	BBB+	25,000	16,066
			400,175
Insurance—1.6%
Allstate Corp. (The)
6.13% due 05/15/37(a)	BBB	10,000	5,400
Chubb Corp.
6.38% due 03/29/67(a)	A-	15,000	8,562
Lincoln National Corp.
6.05% due 04/20/67(a)	BBB	15,000	3,150
MetLife, Inc.
5.38% due 12/15/12	A-	35,000	33,053
5.70% due 06/15/35	A-	20,000	13,817
7.72% due 02/15/19	A-	20,000	17,933
Travelers Cos., Inc. (The)
6.25% due 03/15/37(a)	BBB	20,000	10,613
			92,528
Total Financials			985,926

Health Care—0.9%
Pharmaceuticals—0.9%
Abbott Laboratories
5.13% due 04/01/19	AA	10,000	10,057
Bristol-Myers Squibb Co.
5.88% due 11/15/36	A+	10,000	9,547
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	A+	20,000	20,808
Novartis Securities Investment
Ltd.
5.13% due 02/10/19	AA-	10,000	10,153
Total Health Care			50,565

Industrials—0.2%
Air Freight & Logistics—0.2%
United Parcel Service, Inc.
6.20% due 01/15/38	AA-	15,000	15,262
Information Technology—0.7%
Computers & Peripherals—0.5%
International Business Machines
Corp.
7.50% due 06/15/13	A+	15,000	17,060
8.38% due 11/01/19	A+	10,000	11,952
			29,012
Software—0.2%
Oracle Corp.
5.75% due 04/15/18	A	15,000	15,655
Total Information Technology			44,667

Telecommunication Services—1.7%
Diversified Telecommunication
Services—1.4%
AT&T, Inc.
5.50% due 02/01/18	A	10,000	9,670
6.30% due 01/15/38	A	20,000	17,562
Telefonica Europe BV
8.25% due 09/15/30	A-	10,000	10,998
Verizon Communications, Inc.
6.40% due 02/15/38	A	5,000	4,533
8.75% due 11/01/18	A	25,000	28,604
Verizon New Jersey, Inc.
5.88% due 01/17/12	A	10,000	10,274
			81,641
Wireless Telecommunication
Services—0.3%
Vodafone Group plc
7.75% due 02/15/10	A-	15,000	15,564
Total Telecommunication
Services			97,205

Utilities—1.1%
Electric Utilities—0.7%
Florida Power & Light Co.
5.95% due 02/01/38	A	15,000	15,164
Pacificorp
6.25% due 10/15/37	A	15,000	15,160
Southern California Edison Co.
5.95% due 02/01/38	A	10,000	9,904
			40,228
Gas Utilities—0.2%
Consolidated Natural Gas Co.
5.00% due 12/01/14	A-	10,000	9,652
Multi-Utilities—0.2%
Midamerican Energy Holdings
Co.
6.13% due 04/01/36	BBB+	15,000	13,302
Total Utilities			63,182

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Fixed-Income Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
U.S. Government Securities—75.3%
U.S. Government Agencies—
47.2%
Federal Home Loan Bank
3.63% due 10/18/13	AAA	$10,000	$10,430
5.63% due 06/11/21	AAA	25,000	28,046
Federal Home Loan Mortgage
Corp.
4.50% due 08/01/20	AAA	35,058	36,266
5.50% due 12/01/17	AAA	93,899	98,398
5.50% due 01/15/31	AAA	38,806	40,266
Federal National Mortgage
Association
2.00% due 01/09/12	AAA	15,000	15,151
2.75% due 02/05/14	AAA	30,000	30,440
2.88% due 10/12/10	AAA	5,000	5,138
2.88% due 12/11/13	AAA	60,000	61,334
4.50% due 04/25/24 TBA	AAA	55,000	56,616
4.50% due 04/25/39 TBA	AAA	140,000	143,062
4.63% due 05/01/13	AAA	25,000	25,559
5.00% due 02/13/17	AAA	90,000	98,499
5.00% due 05/11/17	AAA	50,000	55,482
5.00% due 12/01/33	AAA	391,629	405,733
5.50% due 11/01/36	AAA	800,417	831,201
6.00% due 07/01/17	AAA	5,697	5,998
6.00% due 09/01/17	AAA	56,038	59,003
6.00% due 11/01/32	AAA	41,880	43,996
6.00% due 08/01/34	AAA	202,176	212,263
6.00% due 04/25/39 TBA	AAA	75,000	78,328
6.50% due 06/01/16	AAA	8,945	9,393
6.50% due 06/01/17	AAA	3,078	3,228
6.50% due 04/25/39 TBA	AAA	150,000	157,969
Government National Mortgage
Association
5.50% due 04/15/33	AAA	19,076	19,929
5.50% due 04/15/39 TBA	AAA	90,000	93,656
6.00% due 04/15/39 TBA	AAA	115,000	120,139
7.00% due 07/15/32	AAA	10,058	10,749
			2,756,272
U.S. Treasuries—28.1%
U.S. Treasury Bonds
4.50% due 05/15/38	AAA	95,000	110,912
8.00% due 11/15/21	AAA	20,000	29,594
U.S. Treasury Notes
0.88% due 03/31/11	AAA	150,000	150,199
1.38% due 03/15/12	AAA	235,000	236,634
1.50% due 12/31/13	AAA	50,000	49,875
1.88% due 02/28/14	AAA	450,000	454,923
2.75% due 02/15/19	AAA	205,000	206,121
3.75% due 11/15/18	AAA	330,000	359,727
United States Treasury Inflation
Indexed Bond
1.97% due 01/15/28 TIPS	AAA	40,000	38,601
			1,636,586
Total U.S. Government
Securities			4,392,858

Total Fixed Income
Investments
(Cost $6,366,360)			6,191,008
Short-Term Securities—7.0%
Repurchase Agreement**—7.0%
UBS Securities LLC, 0.00%,
dated 03/31/09, due 04/01/09,
total to be received $407,523
(Cost—$407,523)		407,523	407,523
Total Investments—113.1%
(Cost $6,773,883)			6,598,531
Liabilities in Excess of Other
Assets—(13.1)%			(765,000)
Net Assets—100.0%			$5,833,531
____________________

†	Not rated by Standard & Poor's Corporation.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)	Floating rate security - rate disclosed is as of March 31, 2009.
(b)	Security in default.
(c)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust therafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2009.

Glossary:
TBA—Security is subject to delayed delivery.
TIPS—Treasury Inflation Protected Security.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Affiliated Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—91.3%
Consumer Discretionary—16.2%
Hotels, Restaurants & Leisure—1.7%
Carnival Corp.	13,900	$300,240
Marriott International, Inc. (Class A)	12,100	197,956
		498,196
Household Durables—0.2%
Pulte Homes, Inc.	5,700	62,301
Internet & Catalog Retail—0.3%
HSN, Inc.*	16,370	84,142
Media—1.7%
Comcast Corp. (Class A)	21,300	290,532
Time Warner Cable, Inc.*	1,373	34,042
Time Warner, Inc.	5,467	105,507
Viacom, Inc. (Class B)*	4,100	71,258
		501,339
Multiline Retail—6.2%
J.C. Penney Co., Inc.	8,800	176,616
Kohl's Corp.*	19,000	804,080
Target Corp.	25,300	870,067
		1,850,763
Specialty Retail—5.9%
Best Buy Co., Inc.	17,700	671,892
Home Depot, Inc.	35,500	836,380
J. Crew Group, Inc.*	16,900	222,742
Lowe's Cos., Inc.	1,500	27,375
		1,758,389
Textiles, Apparel & Luxury Goods—
0.2%
VF Corp.	900	51,399
Total Consumer Discretionary		4,806,529

Consumer Staples—11.0%
Beverages—2.9%
Coca-Cola Enterprises, Inc.	64,900	856,031
Food & Staples Retailing—3.6%
CVS Caremark Corp.	4,100	112,709
Kroger Co. (The)	23,500	498,670
Wal-Mart Stores, Inc.	8,700	453,270
		1,064,649
Food Products—4.1%
Archer-Daniels-Midland Co.	23,400	650,052
J.M. Smucker Co. (The)	800	29,816
Kraft Foods, Inc. (Class A)	23,534	524,573
		1,204,441
Household Products—0.2%
Colgate-Palmolive Co.	1,200	70,776
Tobacco—0.2%
Altria Group, Inc.	4,300	68,886
Total Consumer Staples		3,264,783

Energy—9.6%
Energy Equipment & Services—2.8%
Cameron International Corp.*	500	10,965
Halliburton Co.	16,000	247,520
Schlumberger Ltd.	13,954	566,811
		825,296
Oil, Gas & Consumable Fuels—6.8%
Apache Corp.	800	51,272
Chevron Corp.	5,000	336,200
El Paso Corp.	16,200	101,250
Exxon Mobil Corp.	9,644	656,756
Hess Corp.	5,900	319,780
Occidental Petroleum Corp.	5,200	289,380
Valero Energy Corp.	2,000	35,800
XTO Energy, Inc.	7,625	233,478
		2,023,916
Total Energy		2,849,212

Financials—26.0%
Capital Markets—12.4%
Bank of New York Mellon Corp.
(The)	51,158	1,445,214
Franklin Resources, Inc.	11,300	608,731
Goldman Sachs Group, Inc. (The)	7,000	742,140
Legg Mason, Inc.	6,000	95,400
Morgan Stanley	7,900	179,883
T. Rowe Price Group, Inc.	18,300	528,138
TD Ameritrade Holding Corp.*	4,700	64,907
		3,664,413
Commercial Banks—5.6%
BB&T Corp.	10,400	175,968
M&T Bank Corp.	7,200	325,728
PNC Financial Services Group, Inc.	9,800	287,042
Wells Fargo & Co.	62,400	888,576
		1,677,314
Diversified Financial Services—5.5%
JPMorgan Chase & Co.	54,464	1,447,653
Moody's Corp.	7,600	174,192
		1,621,845
Insurance—2.5%
ACE Ltd.	2,700	109,080
AON Corp.	12,200	498,004
MetLife, Inc.	5,500	125,235
		732,319
Total Financials		7,695,891

Health Care—12.3%
Biotechnology—2.4%
Amgen, Inc.*	11,700	579,384
Genzyme Corp.*	2,000	118,780
		698,164
Health Care Equipment & Supplies—
3.6%
Boston Scientific Corp.*	93,700	744,915
Covidien Ltd.	9,800	325,752
		1,070,667
Health Care Providers & Services—
1.3%
Humana, Inc.*	2,000	52,160
UnitedHealth Group, Inc.	12,200	255,346
WellPoint, Inc.*	2,100	79,737
		387,243
Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.*	700	24,969

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Affiliated Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Pharmaceuticals—4.9%
Abbott Laboratories	9,800	$467,460
Pfizer, Inc.	13,500	183,870
Schering-Plough Corp.	7,500	176,625
Teva Pharmaceutical Industries Ltd.,
ADR	14,100	635,205
		1,463,160
Total Health Care		3,644,203

Industrials—6.9%
Aerospace & Defense—0.3%
Rockwell Collins, Inc.	3,100	101,184
Airlines—2.1%
Delta Air Lines, Inc.*	111,300	626,619
Building Products—0.3%
Masco Corp.	11,000	76,780
Commercial Services & Supplies—0.8%
Waste Management, Inc.	9,666	247,450
Machinery—2.2%
Danaher Corp.	500	27,110
Eaton Corp.	13,322	491,049
Parker Hannifin Corp.	3,500	118,930
		637,089
Road & Rail—1.2%
Hertz Global Holdings, Inc.*	88,200	346,626
Total Industrials		2,035,748

Information Technology—6.6%
Communications Equipment—0.3%
Cisco Systems, Inc.*	3,400	57,018
Corning, Inc.	2,700	35,829
		92,847
Computers & Peripherals—0.8%
Hewlett-Packard Co.	7,500	240,450
Internet Software & Services—1.8%
IAC/InterActive Corp.*	34,675	528,100
IT Services—0.5%
Western Union Co. (The)	11,200	140,784
Semiconductors & Semiconductor
Equipment—0.8%
Intel Corp.	15,500	233,275
Software—2.4%
Adobe Systems, Inc.*	6,200	132,618
Oracle Corp.*	31,600	571,012
		703,630
Total Information Technology		1,939,086

Materials—0.7%
Chemicals—0.7%
Praxair, Inc.	3,000	201,870
Telecommunication Services—2.0%
Diversified Telecommunication
Services—1.8%
AT&T, Inc.	21,292	536,558
Wireless Telecommunication Services—
0.2%
Sprint Nextel Corp.*	13,100	46,767
Total Telecommunication
Services		583,325

Total Common Stocks
(Cost—$34,549,157)		27,020,647

	Principal
	Amount	Value
Short-Term Securities—3.3%
Repurchase Agreement**—3.3%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $962,283
(Cost—$962,283)	$962,283	962,283
Total Investments—94.6%
(Cost $35,511,440)		27,982,930
Other Assets Less Liabilities—
5.4%		1,590,893
Net Assets—100.0%		$29,573,823
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz CCM Capital Appreciation Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—96.7%
Consumer Discretionary—13.6%
Diversified Consumer Services—1.0%
Apollo Group, Inc. (Class A)*	5,500	$430,815
Hotels, Restaurants & Leisure—2.7%
McDonald's Corp.	12,050	657,568
Yum! Brands, Inc.	19,370	532,288
		1,189,856
Internet & Catalog Retail—1.3%
Amazon.com, Inc.*	7,590	557,409
Media—2.5%
Comcast Corp. (Class A)	37,370	509,727
DIRECTV Group, Inc. (The)*	24,670	562,229
		1,071,956
Specialty Retail—2.7%
Autozone Inc.*	3,090	502,496
TJX Cos., Inc.	26,150	670,486
		1,172,982
Textiles, Apparel & Luxury Goods—
3.4%
Coach, Inc.*	30,590	510,853
NIKE, Inc. (Class B)	10,210	478,747
Polo Ralph Lauren Corp.	12,200	515,450
		1,505,050
Total Consumer Discretionary		5,928,068

Consumer Staples—9.6%
Food & Staples Retailing—3.8%
Kroger Co. (The)	21,620	458,776
SYSCO Corp.	23,300	531,240
Wal-Mart Stores, Inc.	12,910	672,611
		1,662,627
Food Products—3.3%
Archer-Daniels-Midland Co.	18,940	526,153
General Mills, Inc.	9,610	479,347
H.J. Heinz Co.	13,290	439,367
		1,444,867
Household Products—2.5%
Clorox Co.	10,810	556,499
Procter & Gamble Co. (The)	11,520	542,477
		1,098,976
Total Consumer Staples		4,206,470

Energy—8.7%
Energy Equipment & Services—3.6%
ENSCO International, Inc.	19,210	507,144
National Oilwell Varco, Inc.*	18,310	525,680
Noble Corp.	21,580	519,862
		1,552,686
Oil, Gas & Consumable Fuels—5.1%
Chevron Corp.	8,090	543,972
Occidental Petroleum Corp.	11,170	621,611
Peabody Energy Corp.	24,860	622,494
Valero Energy Corp.	24,990	447,321
		2,235,398
Total Energy		3,788,084

Financials—5.4%
Capital Markets—2.9%
Morgan Stanley	17,450	397,336
Northern Trust Corp.	4,530	270,985
TD Ameritrade Holding Corp.*	42,730	590,101
		1,258,422
Insurance—1.4%
AON Corp.	14,830	605,361
Thrifts & Mortgage Finance—1.1%
Hudson City Bancorp, Inc.	43,930	513,542
Total Financials		2,377,325

Health Care—14.6%
Biotechnology—4.7%
Amgen, Inc.*	9,620	476,382
Biogen Idec, Inc.*	8,440	442,425
Cephalon, Inc.*	7,750	527,775
Gilead Sciences, Inc.*	13,560	628,099
		2,074,681
Health Care Equipment & Supplies—
3.7%
Baxter International, Inc.	11,400	583,908
C.R. Bard, Inc.	6,700	534,124
St. Jude Medical, Inc.*	14,080	511,527
		1,629,559
Health Care Providers & Services—
1.3%
Express Scripts, Inc.*	6,660	307,492
UnitedHealth Group, Inc.	11,430	239,230
		546,722
Pharmaceuticals—4.9%
Abbott Laboratories	17,000	810,900
Bristol-Myers Squibb Co.	31,400	688,288
Wyeth	15,040	647,322
		2,146,510
Total Health Care		6,397,472

Industrials—10.4%
Aerospace & Defense—2.2%
Honeywell International, Inc.	17,890	498,415
Raytheon Co.	12,300	478,962
		977,377
Air Freight & Logistics—1.2%
Expeditors International of
Washington, Inc.	17,760	502,430
Commercial Services & Supplies—1.2%
Pitney Bowes, Inc.	22,390	522,807
Construction & Engineering—1.0%
Fluor Corp.	13,040	450,532
Electrical Equipment—1.3%
Emerson Electric Co.	20,270	579,317
Machinery—1.2%
Danaher Corp.	9,340	506,415
Road & Rail—1.1%
Norfolk Southern Corp.	14,060	474,525

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz CCM Capital Appreciation Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Trading Companies & Distributors—
1.2%
W.W. Grainger, Inc.	7,330	$514,419
Total Industrials		4,527,822

Information Technology—27.5%
Communications Equipment—3.2%
Cisco Systems, Inc.*	55,600	932,412
Harris Corp.	16,600	480,404
		1,412,816
Computers & Peripherals—7.6%
Apple, Inc.*	9,000	946,080
Dell, Inc.*	63,830	605,108
EMC Corp.*	48,160	549,024
Hewlett-Packard Co.	19,010	609,461
International Business Machines
Corp.	6,320	612,345
		3,322,018
Internet Software & Services—1.3%
Google, Inc. (Class A)*	1,640	570,818
IT Services—3.7%
Accenture Ltd. (Class A)	18,880	519,011
Automatic Data Processing, Inc.	14,200	499,272
Fiserv, Inc.*	15,700	572,422
		1,590,705
Semiconductors & Semiconductor
Equipment—5.7%
Analog Devices, Inc.	26,290	506,608
Intel Corp.	51,860	780,493
Linear Technology Corp.	22,920	526,702
Xilinx, Inc.	36,240	694,358
		2,508,161
Software—6.0%
BMC Software, Inc.*	22,180	731,940
CA, Inc.	35,020	616,702
Oracle Corp.*	39,840	719,909
Symantec Corp.*	36,520	545,609
		2,614,160
Total Information Technology		12,018,678

Materials—4.2%
Chemicals—3.0%
Monsanto Co.	7,940	659,814
Mosaic Co. (The)	14,770	620,045
		1,279,859
Metals & Mining—1.2%
Cliffs Natural Resources, Inc.	29,190	530,090
Total Materials		1,809,949

Telecommunication Services—1.6%
Wireless Telecommunication Services—
1.6%
American Tower Corp. (Class A)*	23,090	702,629
Utilities—1.1%
Electric Utilities—1.1%
Exelon Corp.	10,200	462,978
Total Common Stocks
(Cost—$48,420,636)		42,219,475

	Principal
	Amount	Value
Short-Term Securities—1.5%
Repurchase Agreement**—1.5%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $676,688
(Cost—$676,688)	$676,688	676,688
Total Investments—98.2%
(Cost $49,097,324)		42,896,163
Other Assets Less Liabilities—
1.8%		795,978
Net Assets—100.0%		$43,692,141
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—100.4%
Consumer Discretionary—12.5%
Auto Components—1.8%
Autoliv, Inc.	7,500	$139,275
BorgWarner, Inc.	15,100	306,530
WABCO Holdings, Inc.	4,000	49,240
		495,045
Distributors—1.5%
Genuine Parts Co.	14,400	429,984
Hotels, Restaurants & Leisure—3.5%
Brinker International, Inc.	39,500	596,450
Darden Restaurants, Inc.	8,100	277,506
Wendy's/Arby's Group, Inc.
(Class A)	20,400	102,612
		976,568
Household Durables—0.7%
Snap-On, Inc.	7,700	193,270
Media—1.0%
Interpublic Group of Cos., Inc.*	68,391	281,771
Multiline Retail—1.1%
Macy's, Inc.	28,016	249,342
Nordstrom, Inc.	3,300	55,275
		304,617
Specialty Retail—2.9%
American Eagle Outfitters, Inc.	18,500	226,440
Foot Locker, Inc.	24,300	254,664
TJX Cos., Inc.	13,200	338,448
		819,552
Total Consumer Discretionary		3,500,807

Consumer Staples—7.6%
Beverages—0.4%
Coca-Cola Enterprises, Inc.	8,200	108,158
Food & Staples Retailing—1.9%
Kroger Co. (The)	22,000	466,840
Safeway, Inc.	4,200	84,798
		551,638
Food Products—5.3%
Archer-Daniels-Midland Co.	8,500	236,130
Dean Foods Co.*	21,000	379,680
J.M. Smucker Co. (The)	8,800	327,976
Ralcorp Holdings, Inc.*	1,700	91,596
Smithfield Foods, Inc.*	46,900	443,674
		1,479,056
Total Consumer Staples		2,138,852

Energy—9.0%
Energy Equipment & Services—4.1%
Cameron International Corp.*	5,900	129,387
Halliburton Co.	23,236	359,461
Oceaneering International, Inc.*	3,100	114,297
Smith International, Inc.	8,300	178,284
Transocean Ltd.*	6,238	367,044
		1,148,473
Oil, Gas & Consumable Fuels—4.9%
Cabot Oil & Gas Corp.	7,800	183,846
EOG Resources, Inc.	5,200	284,752
Forest Oil Corp.*	13,600	178,840
Noble Energy, Inc.	5,400	290,952
PetroHawk Energy Corp.*	3,800	73,074
Range Resources Corp.	3,400	139,944
Williams Cos., Inc. (The)	18,200	207,116
		1,358,524
Total Energy		2,506,997

Financials—12.6%
Capital Markets—3.6%
Lazard Ltd. (Class A)	15,400	452,760
Raymond James Financial, Inc.	19,600	386,120
State Street Corp.	4,900	150,822
		989,702
Commercial Banks—2.2%
City National Corp.	3,300	111,441
Comerica, Inc.	6,900	126,339
Commerce Bancshares, Inc.	800	29,040
M&T Bank Corp.	7,700	348,348
		615,168
Insurance—6.8%
ACE Ltd.	14,100	569,640
AON Corp.	14,800	604,136
HCC Insurance Holdings, Inc.	6,800	171,292
Markel Corp.*	400	113,552
PartnerRe Ltd.	7,200	446,904
		1,905,524
Total Financials		3,510,394

Health Care—12.6%
Biotechnology—1.1%
Biogen Idec, Inc.*	3,100	162,502
Genzyme Corp.*	2,400	142,536
		305,038
Health Care Equipment & Supplies—
1.5%
Covidien Ltd.	12,300	408,852
Health Care Providers & Services—
4.5%
AmerisourceBergen Corp.	12,800	418,048
DaVita, Inc.*	9,200	404,340
Healthsouth Corp.*	38,100	338,328
Patterson Cos., Inc.*	4,500	84,870
		1,245,586
Life Sciences Tools & Services—0.9%
Life Technologies Corp.*	7,900	256,592
Pharmaceuticals—4.6%
Mylan, Inc.*	76,650	1,027,877
Watson Pharmaceuticals, Inc.*	8,600	267,546
		1,295,423
Total Health Care		3,511,491

Industrials—19.1%
Aerospace & Defense—1.9%
Curtiss-Wright Corp.	3,700	103,785
ITT Corp.	4,700	180,809
Precision Castparts Corp.	1,500	89,850
Rockwell Collins, Inc.	4,800	156,672
		531,116

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Commercial Services & Supplies—1.1%
Republic Services, Inc.	17,855	$306,213
Construction & Engineering—3.2%
Jacobs Engineering Group, Inc.*	5,600	216,496
KBR, Inc.	26,985	372,663
URS Corp.*	7,200	290,952
		880,111
Electrical Equipment—1.3%
Hubbell, Inc. (Class B)	6,600	177,936
Roper Industries, Inc.	4,400	186,780
		364,716
Industrial Conglomerates—1.0%
Tyco International, Ltd.	14,600	285,576
Machinery—6.8%
Cummins, Inc.	8,400	213,780
Donaldson Co., Inc.	7,700	206,668
Eaton Corp.	7,900	291,194
Kennametal, Inc.	10,300	166,963
PACCAR, Inc.	4,100	105,616
Parker Hannifin Corp.	10,500	356,790
Pentair, Inc.	6,000	130,020
SPX Corp.	4,800	225,648
Timken Co.	14,500	202,420
		1,899,099
Marine—1.1%
Kirby Corp.*	11,100	295,704
Road & Rail—0.7%
Kansas City Southern*	15,700	199,547
Trading Companies & Distributors—
2.0%
GATX Corp.	8,500	171,955
W.W. Grainger, Inc.	5,600	393,008
		564,963
Total Industrials		5,327,045

Information Technology—7.0%
Communications Equipment—1.6%
Tellabs, Inc.*	98,500	451,130
Electronic Equipment, Instruments &
Components—0.8%
Anixter International, Inc.*	6,700	212,256
Semiconductors & Semiconductor
Equipment—0.4%
Marvell Technology Group Ltd.*	13,000	119,080
Software—4.2%
Adobe Systems, Inc.*	6,500	139,035
CA, Inc.	9,000	158,490
McAfee, Inc.*	14,900	499,150
Sybase, Inc.*	12,655	383,320
		1,179,995
Total Information Technology		1,962,461

Materials—6.1%
Chemicals—1.7%
Celanese Corp., Series A	7,700	102,949
Valspar Corp.	18,700	373,439
		476,388
Containers & Packaging—2.8%
Ball Corp.	14,300	620,620
Pactiv Corp.*	10,000	145,900
		766,520
Metals & Mining—1.6%
Reliance Steel & Aluminum Co.	17,300	455,509
Total Materials		1,698,417

Telecommunication Services—5.4%
Diversified Telecommunication
Services—5.4%
CenturyTel, Inc.	13,300	373,996
Embarq Corp.	14,500	548,825
Qwest Communications
International, Inc.	42,200	144,324
Windstream Corp.	53,700	432,822
Total Telecommunication
Services		1,499,967

Utilities—8.5%
Electric Utilities—2.3%
Northeast Utilities	29,800	643,382
Gas Utilities—3.4%
EQT Corp.	13,700	429,221
Piedmont Natural Gas Co., Inc.	13,600	352,104
Southwest Gas Corp.	7,800	164,346
		945,671
Multi-Utilities—2.8%
CMS Energy Corp.	67,200	795,648
Total Utilities		2,384,701

Total Common Stocks
(Cost—$34,302,915)		28,041,132

	Principal
	Amount	Value
Short-Term Securities—2.1%
Repurchase Agreement**—2.1%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $579,606
(Cost—$579,606)	$579,606	579,606
Total Investments—102.5%
(Cost $34,882,521)		28,620,738
Liabilities in Excess of Other
Assets—(2.5)%		(708,412)
Net Assets—100.0%		$27,912,326
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Seligman Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—96.4%
Consumer Discretionary—17.0%
Diversified Consumer Services—5.9%
Apollo Group, Inc. (Class A)*	3,000	$234,990
Corinthian Colleges, Inc.*	8,900	173,105
DeVry, Inc.	3,300	158,994
H&R Block, Inc.	3,100	56,389
		623,478
Hotels, Restaurants & Leisure—3.4%
Bally Technologies, Inc.*	12,500	230,250
Royal Caribbean Cruises Ltd.	16,400	131,364
		361,614
Household Durables—1.8%
Lennar Corp. (Class A)	7,300	54,823
NVR, Inc.*	300	128,325
		183,148
Multiline Retail—2.1%
Dollar Tree, Inc.*	4,900	218,295
Specialty Retail—3.8%
Sherwin-Williams Co. (The)	3,400	176,698
Urban Outfitters, Inc.*	13,700	224,269
		400,967
Total Consumer Discretionary		1,787,502

Consumer Staples—2.4%
Food Products—0.5%
Archer-Daniels-Midland Co.	2,100	58,338
Personal Products—1.9%
Mead Johnson Nutrition Co.
(Class A)*	6,900	199,203
Total Consumer Staples		257,541

Energy—6.8%
Energy Equipment & Services—4.3%
Cameron International Corp.*	5,200	114,036
Diamond Offshore Drilling, Inc.	1,200	75,432
Noble Corp.	11,000	264,990
		454,458
Oil, Gas & Consumable Fuels—2.5%
Noble Energy, Inc.	3,500	188,580
Southwestern Energy Co.*	2,500	74,225
		262,805
Total Energy		717,263

Financials—5.9%
Capital Markets—1.1%
BlackRock, Inc.	900	117,036
Diversified Financial Services—1.0%
Interactive Brokers Group, Inc.
(Class A)*	6,300	101,619
Insurance—3.8%
ACE Ltd.	1,600	64,640
Aflac, Inc.	9,900	191,664
Axis Capital Holdings Ltd.	4,900	110,446
Prudential Financial, Inc.	2,000	38,040
		404,790
Total Financials		623,445

Health Care—12.9%
Biotechnology—1.9%
Alexion Pharmaceuticals, Inc.*	1,400	52,724
Biogen Idec, Inc.*	800	41,936
Vertex Pharmaceuticals, Inc.*	3,800	109,174
		203,834
Health Care Equipment & Supplies—
4.0%
Alcon, Inc.	1,200	109,092
Hologic, Inc.*	5,100	66,759
Intuitive Surgical, Inc.*	500	47,680
NuVasive, Inc.*	1,700	53,346
St. Jude Medical, Inc.*	2,000	72,660
Varian Medical Systems, Inc.*	2,400	73,056
		422,593
Health Care Providers & Services—
1.7%
Express Scripts, Inc.*	3,000	138,510
WellPoint, Inc.*	1,000	37,970
		176,480
Life Sciences Tools & Services—1.3%
Illumina, Inc.*	900	33,516
Life Technologies Corp.*	3,200	103,936
		137,452
Pharmaceuticals—4.0%
Allergan, Inc.	2,800	133,728
Mylan, Inc.*	17,100	229,311
Sepracor, Inc.*	3,900	57,174
		420,213
Total Health Care		1,360,572

Industrials—12.3%
Aerospace & Defense—2.7%
ITT Corp.	3,700	142,339
Precision Castparts Corp.	2,400	143,760
		286,099
Airlines—1.2%
Delta Air Lines, Inc.*	21,700	122,171
Construction & Engineering—2.4%
Fluor Corp.	1,600	55,280
Foster Wheeler AG*	7,000	122,290
Quanta Services, Inc.*	3,400	72,930
		250,500
Electrical Equipment—1.1%
General Cable Corp.*	6,100	120,902
Machinery—0.7%
Joy Global, Inc.	3,700	78,810
Professional Services—1.9%
FTI Consulting, Inc.*	4,100	202,868
Road & Rail—1.6%
CSX Corp.	4,300	111,155
J.B. Hunt Transport Services, Inc.	2,200	53,042
		164,197

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Seligman Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Transportation Infrastructure—0.7%
Aegean Marine Petroleum Network,
Inc.	4,100	$68,675
Total Industrials		1,294,222

Information Technology—29.2%
Communications Equipment—3.3%
F5 Networks, Inc.*	10,300	215,785
InterDigital, Inc.*	4,900	126,518
		342,303
Electronic Equipment & Instruments—
2.4%
FLIR Systems, Inc.*	12,200	249,856
Internet Software & Services—4.3%
Equinix, Inc.*	2,500	140,375
SAVVIS, Inc.*	49,892	308,831
		449,206
IT Services—2.3%
Cognizant Technology Solutions
Corp. (Class A)*	6,100	126,819
Mastercard, Inc. (Class A)	700	117,236
		244,055
Semiconductors & Semiconductor
Equipment—8.3%
Intersil Corp. (Class A)	14,600	167,900
Marvell Technology Group Ltd.*	42,800	392,048
Microsemi Corp.*	27,500	319,000
		878,948
Software—8.6%
BMC Software, Inc.*	4,800	158,400
Macrovision Solutions Corp.*	28,816	512,637
McAfee, Inc.*	7,100	237,850
		908,887
Total Information Technology		3,073,255

Materials—5.0%
Chemicals—2.2%
Celanese Corp., Series A	2,500	33,425
Ecolab, Inc.	1,800	62,514
Potash Corp. of Saskatchewan, Inc.	1,700	137,377
		233,316
Metals & Mining—2.8%
Agnico-Eagle Mines Ltd.	3,900	221,988
United States Steel Corp.	3,600	76,068
		298,056
Total Materials		531,372

Telecommunication Services—2.5%
Diversified Telecommunication
Services—1.5%
Qwest Communications
International, Inc.	46,300	158,346
Wireless Telecommunication Services—
1.0%
NII Holdings, Inc.*	4,100	61,500
SBA Communications Corp.
(Class A)*	2,100	48,930
		110,430
Total Telecommunication
Services		268,776

Utilities—2.4%
Electric Utilities—1.9%
ITC Holdings Corp.	4,600	200,652
Multi-Utilities—0.5%
Public Service Enterprise Group, Inc.	1,800	53,046
Total Utilities		253,698

Total Common Stocks
(Cost—$11,517,022)		10,167,646
Preferred Stocks—0.1%
Financials—0.1%
Consumer Finance—0.1%
Capital One Capital II
(Cost $6,380)	481	7,119

	Principal
	Amount	Value
Short-Term Securities—3.5%
Repurchase Agreement**—3.5%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $365,484
(Cost—$365,484)	$365,484	365,484
Total Investments—100.0%
(Cost $11,888,886)		10,540,249
Other Assets Less Liabilities—
0.0%		2,026
Net Assets—100.0%		$10,542,275
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Small Cap Value Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—96.5%
Consumer Discretionary—4.6%
Hotels, Restaurants & Leisure—1.0%
International Speedway Corp.
(Class A)	27,500	$606,650
Household Durables—0.9%
Ethan Allen Interiors, Inc.	46,500	523,590
Leisure Equipment & Products—0.8%
Callaway Golf Co.	70,700	507,626
Textiles, Apparel & Luxury Goods—
1.9%
Phillips-Van Heusen Corp.	25,700	582,876
Wolverine World Wide, Inc.	33,700	525,046
		1,107,922
Total Consumer Discretionary		2,745,788

Consumer Staples—9.2%
Beverages—1.2%
PepsiAmericas, Inc.	41,100	708,975
Food & Staples Retailing—2.9%
Casey's General Stores, Inc.	27,519	733,657
Ruddick Corp.	28,800	646,560
Weis Markets, Inc.	10,100	313,504
		1,693,721
Food Products—3.1%
Corn Products International, Inc.	28,400	602,080
Del Monte Foods Co.	93,000	677,970
J.M. Smucker Co. (The)	14,700	547,869
		1,827,919
Household Products—1.0%
WD-40 Co.	24,100	581,774
Tobacco—1.0%
Universal Corp.	20,900	625,328
Total Consumer Staples		5,437,717

Energy—9.9%
Energy Equipment & Services—2.3%
CARBO Ceramics, Inc.	5,300	150,732
Lufkin Industries, Inc.	15,200	575,776
Tidewater, Inc.	17,900	664,627
		1,391,135
Oil, Gas & Consumable Fuels—7.6%
Berry Petroleum Co. (Class A)	60,900	667,464
Cimarex Energy Co.	25,300	465,014
Frontier Oil Corp.	39,000	498,810
General Maritime Corp.	60,032	420,224
Holly Corp.	26,500	561,800
Penn Virginia Corp.	26,000	285,480
St. Mary Land & Exploration Co.	36,800	486,864
Tsakos Energy Navigation Ltd.	33,700	474,833
World Fuel Services Corp.	19,700	623,111
		4,483,600
Total Energy		5,874,735

Financials—17.3%
Capital Markets—1.1%
Federated Investors, Inc. (Class B)	28,900	643,314
Commercial Banks—3.8%
Bank of Hawaii Corp.	19,100	629,918
Cullen/Frost Bankers, Inc.	15,800	741,652
Fulton Financial Corp.	64,500	427,635
Susquehanna Bancshares, Inc.	48,100	448,773
		2,247,978
Consumer Finance—0.1%
Advance America Cash Advance
Centers, Inc.	57,700	97,513
Insurance—5.6%
American Equity Investment Life
Holding Co.	119,100	495,456
American Financial Group, Inc.	36,300	582,615
Delphi Financial Group, Inc.
(Class A)	44,450	598,297
Infinity Property & Casualty Corp.	14,700	498,771
RLI Corp.	11,700	587,340
Zenith National Insurance Corp.	23,300	561,763
		3,324,242
Real Estate Investment Trusts (REITs)—
5.8%
Equity One, Inc. REIT	35,600	433,964
Franklin Street Properties
Corp. REIT	52,200	642,060
Healthcare Realty Trust, Inc. REIT	35,300	529,147
HRPT Properties Trust REIT	75,500	240,845
Nationwide Health Properties,
Inc. REIT	29,000	643,510
Sovran Self Storage, Inc. REIT	25,700	516,056
UDR, Inc. REIT	48,650	418,876
		3,424,458
Thrifts & Mortgage Finance—0.9%
Washington Federal, Inc.	40,320	535,853
Total Financials		10,273,358

Health Care—6.4%
Health Care Equipment & Supplies—
4.6%
Cooper Cos., Inc. (The)	28,800	761,472
Invacare Corp.	34,500	553,035
STERIS Corp.	7,600	176,928
Teleflex, Inc.	15,600	609,804
West Pharmaceutical Services, Inc.	19,300	633,233
		2,734,472
Health Care Providers & Services—
0.9%
Owens & Minor, Inc.	15,600	516,828
Life Sciences Tools & Services—0.9%
PerkinElmer, Inc.	44,008	561,982
Total Health Care		3,813,282

Industrials—19.0%
Aerospace & Defense—1.1%
Curtiss-Wright Corp.	22,200	622,710
Airlines—0.9%
Skywest, Inc.	43,400	539,896
Building Products—1.1%
Lennox International, Inc.	24,800	656,208

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Small Cap Value Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Commercial Services & Supplies—1.9%
Ennis, Inc.	67,000	$593,620
Steelcase, Inc. (Class A)	109,600	549,096
		1,142,716
Construction & Engineering—2.0%
Granite Construction, Inc.	15,100	565,948
KBR, Inc.	44,600	615,926
		1,181,874
Electrical Equipment—2.9%
Acuity Brands, Inc.	23,900	538,706
Belden, Inc.	40,000	500,400
Regal-Beloit Corp.	21,900	671,016
		1,710,122
Machinery—7.8%
Barnes Group, Inc.	60,400	645,676
Bucyrus International, Inc.	38,500	584,430
Crane Co.	43,600	735,968
Harsco Corp.	31,000	687,270
Kennametal, Inc.	41,600	674,336
Lincoln Electric Holdings, Inc.	17,600	557,744
Mueller Industries, Inc.	34,400	746,136
		4,631,560
Road & Rail—0.2%
Arkansas Best Corp.	5,700	108,414
Trading Companies & Distributors—
1.1%
Applied Industrial Technologies, Inc.	38,200	644,434
Total Industrials		11,237,934

Information Technology—3.1%
Computers & Peripherals—1.0%
Diebold, Inc.	27,500	587,125
Electronic Equipment & Instruments—
2.1%
AVX Corp.	74,200	673,736
Jabil Circuit, Inc.	105,400	586,024
		1,259,760
Total Information Technology		1,846,885

Materials—15.4%
Chemicals—7.6%
Innophos Holdings, Inc.	46,400	523,392
Lubrizol Corp.	20,800	707,408
Methanex Corp.	65,800	513,898
Olin Corp.	49,400	704,938
RPM International, Inc.	55,100	701,423
Sensient Technologies Corp.	25,800	606,300
Terra Industries, Inc.	25,500	716,295
		4,473,654
Containers & Packaging—2.3%
Silgan Holdings, Inc.	14,300	751,322
Sonoco Products Co.	28,300	593,734
		1,345,056
Metals & Mining—5.5%
Carpenter Technology Corp.	35,600	502,672
Cliffs Natural Resources, Inc.	30,500	553,880
Commercial Metals Co.	62,900	726,495
IAMGOLD Corp.	85,100	727,605
Royal Gold, Inc.	16,500	771,540
		3,282,192
Total Materials		9,100,902

Utilities—11.6%
Electric Utilities—2.1%
Cleco Corp.	31,800	689,742
Westar Energy, Inc.	32,000	560,960
		1,250,702
Gas Utilities—7.5%
AGL Resources, Inc.	22,300	591,619
Atmos Energy Corp.	29,700	686,664
Energen Corp.	24,200	704,946
National Fuel Gas Co.	21,300	653,271
Southwest Gas Corp.	25,300	533,071
UGI Corp.	26,800	632,748
WGL Holdings, Inc.	19,100	626,480
		4,428,799
Multi-Utilities—2.0%
OGE Energy Corp.	26,300	626,466
Vectren Corp.	28,300	596,847
		1,223,313
Total Utilities		6,902,814

Total Common Stocks
(Cost—$68,825,239)		57,233,415

	Principal
	Amount	Value
Short-Term Securities—1.2%
Repurchase Agreement**—1.2%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $684,403
(Cost—$684,403)	$684,403	684,403
Total Investments—97.7%
(Cost $69,509,642)		57,917,818
Other Assets Less Liabilities—
2.3%		1,393,617
Net Assets—100.0%		$59,311,435
____________________

**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/JPMorgan Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—98.1%
Consumer Discretionary—13.2%
Distributors—1.6%
LKQ Corp.*	16,890	$241,020
Diversified Consumer Services—3.8%
Grand Canyon Education, Inc.*	9,750	168,285
K12, Inc.*	10,360	144,004
Lincoln Educational Services Corp.*	15,180	278,098
		590,387
Hotels, Restaurants & Leisure—2.4%
Bally Technologies, Inc.*	5,700	104,994
Jack in the Box, Inc.*	11,490	267,602
		372,596
Media—0.7%
Morningstar, Inc.*	3,140	107,231
Specialty Retail—2.1%
AnnTaylor Stores Corp.*	12,680	65,936
DSW, Inc. (Class A)*	9,920	92,157
J. Crew Group, Inc.*	12,120	159,741
		317,834
Textiles, Apparel & Luxury Goods—
2.6%
Deckers Outdoor Corp.*	1,490	79,030
Iconix Brand Group, Inc.*	26,580	235,233
Under Armour, Inc. (Class A)*	4,900	80,507
		394,770
Total Consumer Discretionary		2,023,838

Consumer Staples—0.5%
Food & Staples Retailing—0.5%
Susser Holdings Corp.*	5,128	68,920
Energy—5.5%
Energy Equipment & Services—0.6%
Oceaneering International, Inc.*	2,250	82,958
Oil, Gas & Consumable Fuels—4.9%
Cabot Oil & Gas Corp.	8,520	200,816
Comstock Resources, Inc.*	5,220	155,556
Concho Resources, Inc.*	9,760	249,758
Forest Oil Corp.*	11,450	150,568
		756,698
Total Energy		839,656

Financials—8.2%
Capital Markets—2.9%
Affiliated Managers Group, Inc.*	2,340	97,601
Calamos Asset Management, Inc.
(Class A)	14,470	69,601
Investment Technology Group, Inc.*	6,590	168,177
Thinkorswim Group, Inc.*	11,854	102,418
		437,797
Diversified Financial Services—1.2%
MSCI, Inc. (Class A)*	11,060	187,025
Insurance—3.5%
HCC Insurance Holdings, Inc.	6,060	152,651
ProAssurance Corp.*	4,640	216,317
Tower Group, Inc.	7,008	172,607
		541,575
Thrifts & Mortgage Finance—0.6%
WSFS Financial Corp.	3,850	86,086
Total Financials		1,252,483

Health Care—25.1%
Biotechnology—5.5%
Alexion Pharmaceuticals, Inc.*	2,710	102,059
BioMarin Pharmaceutical, Inc.*	12,940	159,809
Halozyme Therapeutics, Inc.*	24,310	132,732
Myriad Genetics, Inc.*	7,760	352,847
Theravance, Inc.*	6,060	103,020
		850,467
Health Care Equipment & Supplies—
6.7%
Hologic, Inc.*	13,910	182,082
Insulet Corp.*	19,400	79,540
Masimo Corp.*	7,650	221,697
Meridian Bioscience, Inc.	14,730	266,907
Thoratec Corp.*	11,130	285,930
		1,036,156
Health Care Providers & Services—
2.8%
Genoptix, Inc.*	3,910	106,665
Gentiva Health Services, Inc.*	10,570	160,664
Psychiatric Solutions, Inc.*	9,810	154,311
		421,640
Health Care Technology—4.4%
MedAssets, Inc.*	31,970	455,573
Omnicell, Inc.*	28,470	222,635
		678,208
Life Sciences Tools & Services—4.9%
Bruker Corp.*	18,070	111,311
Enzo Biochem, Inc.*	37,695	151,534
Exelixis, Inc.*	16,140	74,244
ICON plc, ADR*	9,960	160,854
Illumina, Inc.*	4,530	168,697
Medivation, Inc.*	5,060	92,447
		759,087
Pharmaceuticals—0.8%
Sucampo Pharmaceuticals, Inc.
(Class A)*	18,970	116,286
Total Health Care		3,861,844

Industrials—16.1%
Aerospace & Defense—1.0%
HEICO Corp.	6,580	159,894
Air Freight & Logistics—1.1%
HUB Group, Inc. (Class A)*	3,820	64,940
UTi Worldwide, Inc.	8,800	105,160
		170,100
Building Products—1.0%
Lennox International, Inc.	2,940	77,792
Simpson Manufacturing Co., Inc.	4,480	80,730
		158,522
Commercial Services & Supplies—2.8%
Geo Group, Inc. (The)*	11,500	152,375
Waste Connections, Inc.*	10,920	280,644
		433,019

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/JPMorgan Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Construction & Engineering—0.6%
Aecom Technology Corp.*	3,500	$91,280
Electrical Equipment—1.5%
Energy Conversion Devices, Inc.*	2,920	38,748
EnerSys*	7,690	93,203
Powell Industries, Inc.*	2,670	94,278
		226,229
Industrial Conglomerates—0.5%
Carlisle Cos., Inc.	4,100	80,483
Machinery—1.7%
Bucyrus International, Inc.	3,790	57,532
Graco, Inc.	3,470	59,233
Wabtec Corp.	5,700	150,366
		267,131
Professional Services—2.8%
FTI Consulting, Inc.*	4,880	241,463
Watson Wyatt Worldwide, Inc.
(Class A)	3,730	184,150
		425,613
Road & Rail—2.5%
Landstar System, Inc.	6,740	225,588
Old Dominion Freight Line, Inc.*	6,540	153,624
		379,212
Trading Companies & Distributors—
0.6%
Beacon Roofing Supply, Inc.*	6,590	88,240
Total Industrials		2,479,723

Information Technology—26.5%
Communications Equipment—4.6%
F5 Networks, Inc.*	4,780	100,141
Neutral Tandem, Inc.*	10,630	261,604
Viasat, Inc.*	16,200	337,284
		699,029
Computers & Peripherals—2.0%
Data Domain, Inc.*	11,390	143,172
Synaptics, Inc.*	6,290	168,321
		311,493
Electronic Equipment & Instruments—
0.8%
FLIR Systems, Inc.*	6,060	124,109
Internet Software & Services—5.2%
Art Technology Group, Inc.*	72,810	185,665
Bankrate, Inc.*	5,880	146,706
DealerTrack Holdings, Inc.*	9,000	117,900
Digital River, Inc.*	4,020	119,876
Switch & Data Facilities Co., Inc.*	25,380	222,583
		792,730
IT Services—1.7%
Mantech International Corp.
(Class A)*	1,260	52,794
NCI, Inc. (Class A)*	2,490	64,740
Syntel, Inc.	7,110	146,324
		263,858
Semiconductors & Semiconductor
Equipment—3.5%
Hittite Microwave Corp.*	4,660	145,392
Microsemi Corp.*	17,770	206,132
Tessera Technologies, Inc.*	5,580	74,605
Varian Semiconductor Equipment
Associates, Inc.*	5,190	112,415
		538,544
Software—8.7%
ANSYS, Inc.*	6,240	156,624
Blackboard, Inc.*	11,250	357,075
NetSuite, Inc.*	15,080	169,801
Nuance Communications, Inc.*	32,280	350,561
Taleo Corp. (Class A)*	14,550	171,981
THQ, Inc.*	43,180	131,267
		1,337,309
Total Information Technology		4,067,072

Materials—1.5%
Chemicals—0.3%
Innospec, Inc.	11,090	41,809
Construction Materials—1.2%
Eagle Materials, Inc.	7,980	193,515
Total Materials		235,324

Telecommunication Services—1.5%
Diversified Telecommunication
Services—1.5%
Cbeyond, Inc.*	12,620	237,635
Total Common Stocks
(Cost—$20,698,418)		15,066,495

	Principal
	Amount	Value
Short-Term Securities—1.9%
Discount Note—1.9%
Federal Home Loan Bank Discount
Notes, 0.01%, due 04/01/09
(Cost—$298,000)	$298,000	298,000
Total Investments—100.0%
(Cost $20,996,418)		15,364,495
Other Assets Less Liabilities—
0.0%		1,623
Net Assets—100.0%		$15,366,118
____________________

*	Non-income producing security.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Delaware Trend Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—95.5%
Consumer Discretionary—11.2%
Distributors—1.6%
LKQ Corp.*	13,600	$194,072
Hotels, Restaurants & Leisure—3.7%
BJ's Restaurants, Inc.*	8,800	122,408
Chipotle Mexican Grill, Inc.
(Class A)*	1,000	66,380
Royal Caribbean Cruises Ltd.	3,500	28,035
Texas Roadhouse, Inc. (Class A)*	14,100	134,373
Wynn Resorts Ltd.*	5,300	105,841
		457,037
Media—0.2%
RHI Entertainment, Inc.*	18,700	28,424
Specialty Retail—5.2%
Aeropostale, Inc.*	6,700	177,952
J. Crew Group, Inc.*	709	9,345
Penske Auto Group, Inc.	6,400	59,712
PetSmart, Inc.	5,300	111,088
Tractor Supply Co.*	4,900	176,694
Ulta Salon Cosmetics & Fragrance,
Inc.*	16,500	109,230
		644,021
Textiles, Apparel & Luxury Goods—
0.5%
Lululemon Athletica, Inc.*	7,700	66,682
Total Consumer Discretionary		1,390,236

Energy—4.6%
Energy Equipment & Services—3.5%
CARBO Ceramics, Inc.	6,450	183,438
Core Laboratories NV	2,996	219,187
ION Geophysical Corp.*	20,500	31,980
		434,605
Oil, Gas & Consumable Fuels—1.1%
Goodrich Petroleum Corp.*	6,900	133,584
Total Energy		568,189

Financials—6.2%
Capital Markets—2.1%
Investment Technology Group, Inc.*	6,800	173,536
Lazard Ltd. (Class A)	3,100	91,140
		264,676
Consumer Finance—1.8%
Cardtronics, Inc.*	35,800	63,366
First Cash Financial Services, Inc.*	10,200	152,184
		215,550
Insurance—2.3%
Hanover Insurance Group, Inc. (The)	4,200	121,044
ProAssurance Corp.*	3,500	163,170
		284,214
Total Financials		764,440

Health Care—27.6%
Biotechnology—12.5%
Abraxis Bioscience, Inc.*	8,200	390,976
Acadia Pharmaceuticals, Inc.*	33,900	32,205
Acorda Therapeutics, Inc.*	2,400	47,544
Amylin Pharmaceuticals, Inc.*	5,500	64,625
BioMarin Pharmaceutical, Inc.*	2,600	32,110
Celera Corp.*	11,300	86,219
Cepheid, Inc.*	5,800	40,020
Cougar Biotechnology, Inc.*	4,600	148,120
Medarex, Inc.*	93,200	478,116
OSI Pharmaceuticals, Inc.*	4,100	156,866
Regeneron Pharmaceuticals, Inc.*	3,600	49,896
Zymogenetics, Inc.*	7,000	27,930
		1,554,627
Health Care Equipment & Supplies—
3.1%
Align Technology, Inc.*	16,600	131,638
Arthrocare Corp.*	7,600	37,240
Syneron Medical Ltd.*	14,500	85,985
Wright Medical Group, Inc.*	9,800	127,694
		382,557
Health Care Providers & Services—
1.5%
Emergency Medical Services Corp.
(Class A)*	5,900	185,201
Life Sciences Tools & Services—4.5%
Affymetrix, Inc.*	60,700	198,489
Charles River Laboratories
International, Inc.*	13,200	359,172
		557,661
Pharmaceuticals—6.0%
Caraco Pharmaceutical Laboratories
Ltd.*	3,700	13,024
Cardiome Pharma Corp.*	13,100	38,383
Cypress Bioscience, Inc.*	7,800	55,458
Perrigo Co.	9,300	230,919
Sepracor, Inc.*	27,500	403,150
		740,934
Total Health Care		3,420,980

Industrials—18.3%
Aerospace & Defense—0.9%
Hexcel Corp.*	17,400	114,318
Commercial Services & Supplies—5.7%
Clean Harbors, Inc.*	2,400	115,200
Geo Group, Inc. (The)*	16,500	218,625
Healthcare Services Group, Inc.	16,000	239,520
Tetra Tech, Inc.*	6,300	128,394
		701,739
Machinery—5.2%
Bucyrus International, Inc.	12,100	183,678
Colfax Corp.*	3,800	26,106
Dynamic Materials Corp.	11,300	103,508
Middleby Corp.*	6,900	223,767
Titan International, Inc.	20,200	101,606
		638,665
Professional Services—1.2%
FTI Consulting, Inc.*	3,100	153,388
Road & Rail—4.7%
Genesee & Wyoming, Inc.
(Class A)*	7,700	163,625
J.B. Hunt Transport Services, Inc.	6,500	156,715
Knight Transportation, Inc.	12,500	189,500

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Delaware Trend Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

Shares		Value
Marten Transport Ltd.*	4,000	$74,720
		584,560
Trading Companies & Distributors—
0.6%
Titan Machinery, Inc.*	8,907	80,074
Total Industrials		2,272,744

Information Technology—27.6%
Communications Equipment—2.2%
BigBand Networks, Inc.*	741	4,854
F5 Networks, Inc.*	12,800	268,160
		273,014
Computers & Peripherals—0.3%
Synaptics, Inc.*	1,444	38,641
Electronic Equipment & Instruments—
4.0%
Cogent, Inc.*	15,800	188,020
Itron, Inc.*	3,900	184,665
Mettler-Toledo International, Inc.*	2,400	123,192
		495,877
IT Services—1.1%
Perot Systems Corp. (Class A)*	11,000	141,680
Semiconductors & Semiconductor
Equipment—6.7%
Atheros Communications, Inc.*	10,100	148,066
Cavium Networks, Inc.*	12,200	140,788
Intersil Corp. (Class A)	5,300	60,950
Lam Research Corp.*	3,400	77,418
Microsemi Corp.*	17,600	204,160
TriQuint Semiconductor, Inc.*	49,900	123,253
Varian Semiconductor Equipment
Associates, Inc.*	3,400	73,644
		828,279
Software—13.3%
ANSYS, Inc.*	5,400	135,540
Ariba, Inc.*	24,100	210,393
Informatica Corp.*	6,000	79,560
Jack Henry & Associates, Inc.	8,600	140,352
Net 1 UEPS Technologies, Inc.*	13,600	206,856
Nuance Communications, Inc.*	20,600	223,716
Salesforce.com, Inc.*	2,600	85,098
Solera Holdings, Inc.*	8,400	208,152
Sybase, Inc.*	11,900	360,451
		1,650,118
Total Information Technology .		3,427,609

Total Common Stocks
(Cost—$16,416,404)		11,844,198

	Principal
	Amount	Value
Short-Term Securities—6.2%
Repurchase Agreement**—6.2%
UBS Securities LLC, 0.00%, dated
03/31/09, due 04/01/09, total to be
received $762,986
(Cost—$762,986)	$762,986	$762,986
Total Investments—101.7%
(Cost $17,179,390)		12,607,184
Liabilities in Excess of Other
Assets—(1.7)%		(213,628)
Net Assets—100.0%		$12,393,556
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments—95.6%
Consumer Discretionary—9.3%
Apparel, Accessories & Luxury
Goods—0.2%
Levi Strauss & Co.
8.88% due 04/01/16	B+	$25,000	$19,375
Auto Components—0.2%
Cooper-Standard Automotive,
Inc.
8.38% due 12/15/14	C	75,000	5,250
Stanadyne Corp.
10.00% due 08/15/14	B-	25,000	16,125
			21,375
Automobiles—0.3%
Ford Capital BV
9.50% due 06/01/10	CCC-	50,000	27,250
Hotels, Restaurants & Leisure—
2.9%
Boyd Gaming Corp.
7.13% due 02/01/16	BB-	50,000	27,000
Gaylord Entertainment Co.
8.00% due 11/15/13	B-	50,000	33,000
Isle of Capri Casinos, Inc.
7.00% due 03/01/14	CCC+	50,000	29,500
McDonald's Corp.
5.00% due 02/01/19	A	50,000	52,004
Scientific Games Corp.
6.25% due 12/15/12	BB-	75,000	65,625
Snoqualmie Entertainment
Authority
9.13% due 02/01/15(a)	B	50,000	13,000
Turning Stone Resort Casino
Enterprise
9.13% due 09/15/14(a)	B+	50,000	30,500
			250,629
Internet & Catalog Retail—0.2%
Expedia, Inc.
8.50% due 07/01/16(a)	BB	25,000	21,250
Leisure Equipment & Products—
0.5%
Mattel, Inc.
5.63% due 03/15/13	BBB-	50,000	46,237
Media—3.6%
Affinion Group, Inc.
11.50% due 10/15/15	B-	50,000	31,000
Allbritton Communications Co.
7.75% due 12/15/12	B-	75,000	27,750
CCH I Holdings LLC
11.00% due 10/01/15(b)	D	134,000	14,405
11.75% due 05/15/14(b)	D	50,000	563
Echostar DBS Corp.
7.13% due 02/01/16	BB-	25,000	22,375
Idearc, Inc.
8.00% due 11/15/16(b)	D	25,000	656
Interpublic Group of Cos., Inc.
6.25% due 11/15/14	B+	35,000	22,050
Mediacom LLC / Mediacom
Capital Corp.
9.50% due 01/15/13	B-	50,000	46,750
Omnicom Group, Inc.
0.00% due 07/01/38(c)(d)	A-	35,000	32,463
Sinclair Broadcast Group, Inc.
6.00% due 09/15/12(d)	NR†	100,000	32,125
Time Warner Cable, Inc.
7.50% due 04/01/14	BBB	50,000	50,978
Walt Disney Co. (The)
4.50% due 12/15/13	A	30,000	30,661
			311,776
Specialty Retail—0.7%
Brookstone Co., Inc.
12.00% due 10/15/12	CCC-	25,000	11,250
New Albertsons, Inc.
7.25% due 05/01/13	B+	50,000	48,500
			59,750
Textiles, Apparel & Luxury
Goods—0.7%
INVISTA
9.25% due 05/01/12(a)	B	65,000	58,175
Total Consumer Discretionary			815,817

Consumer Staples—5.3%
Beverages—1.3%
Anheuser-Busch InBev
Worldwide, Inc.
7.75% due 01/15/19(a)	BBB+	25,000	24,928
Constellation Brands, Inc.
7.25% due 05/15/17	BB-	25,000	23,750
Molson Coors Brewing Co.
2.50% due 07/30/13(d)	BBB	60,000	61,050
			109,728
Food & Staples Retailing—1.2%
Stater Brothers Holdings
8.13% due 06/15/12	B+	55,000	54,175
SUPERVALU, Inc.
7.50% due 11/15/14	B+	50,000	48,813
			102,988
Food Products—2.0%
Archer-Daniels-Midland Co.
0.88% due 02/15/14(d)	A	50,000	46,437
Bunge NA Finance LP
5.90% due 04/01/17	BBB-	25,000	19,775
Dole Food Co., Inc.
8.75% due 07/15/13	B-	50,000	37,999
General Mills, Inc.
5.20% due 03/17/15	BBB+	25,000	25,482
Kellogg Co.
4.25% due 03/06/13	BBB+	25,000	25,348
Kraft Foods, Inc.
6.75% due 02/19/14	BBB+	20,000	21,623
			176,664
Personal Products—0.8%
Elizabeth Arden, Inc.
7.75% due 01/15/14	B+	100,000	71,000
Total Consumer Staples			460,380

Energy—12.9%
Energy Equipment & Services—
3.1%
Bristow Group, Inc.
6.13% due 06/15/13	BB	100,000	81,000
Cameron International Corp.
6.38% due 07/15/18	BBB+	20,000	17,375

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Cie Generale de Geophysique-
Veritas
7.75% due 05/15/17	BB	$25,000	$19,125
Complete Production Services,
Inc.
8.00% due 12/15/16	BB-	25,000	15,875
Dresser-Rand Group, Inc.
7.38% due 11/01/14	BB-	47,000	40,420
Hanover Compressor Co.
4.75% due 01/15/14(d)	BB	20,000	13,800
Key Energy Services, Inc.
8.38% due 12/01/14	BB	25,000	15,750
National Oilwell Varco, Inc.
6.13% due 08/15/15	BBB+	25,000	21,824
Pride International, Inc.
7.38% due 07/15/14	BBB-	50,000	49,250
			274,419
Oil, Gas & Consumable Fuels—
9.8%
Chesapeake Energy Corp.
6.25% due 01/15/18	BB	50,000	39,000
7.00% due 08/15/14	BB	60,000	52,799
Cimarex Energy Co.
7.13% due 05/01/17	BB	75,000	60,374
Colorado Interstate Gas Co.
6.80% due 11/15/15	BB	22,000	20,623
El Paso Corp.
7.25% due 06/01/18	BB-	25,000	21,250
8.25% due 02/15/16	BB-	25,000	23,375
Ferrellgas Escrow LLC /
Ferrellgas Finance Escrow
Corp.
6.75% due 05/01/14	B+	40,000	33,600
Forest Oil Corp.
7.25% due 06/15/19	BB-	50,000	39,500
7.25% due 06/15/19(a)	BB-	25,000	19,750
Inergy LP/Inergy Finance Corp.
8.25% due 03/01/16	B+	50,000	47,500
KCS Energy, Inc.
7.13% due 04/01/12	B	50,000	45,250
Kerr-McGee Corp.
6.95% due 07/01/24	BBB-	35,000	26,819
MarkWest Energy Partners LP /
MarkWest Energy Finance
Corp.
6.88% due 11/01/14	B+	30,000	21,150
8.50% due 07/15/16	B+	25,000	17,875
Newfield Exploration Co.
7.13% due 05/15/18	BB-	25,000	22,125
Northwest Pipeline GP
6.05% due 06/15/18	BBB-	25,000	23,348
7.00% due 06/15/16	BBB-	50,000	50,453
Peabody Energy Corp.
7.38% due 11/01/16	BB+	25,000	24,750
Quicksilver Resources, Inc.
1.88% due 11/01/24(d)	NR†	25,000	17,844
7.13% due 04/01/16	CCC+	50,000	23,750
8.25% due 08/01/15	CCC+	50,000	32,250
Range Resources Corp.
7.25% due 05/01/18	BB	25,000	22,375
7.38% due 07/15/13	BB	25,000	23,688
Tennessee Gas Pipeline Co.
7.50% due 04/01/17	BB	40,000	38,526
Tesoro Corp.
6.25% due 11/01/12	BB+	25,000	21,813
6.50% due 06/01/17	BB+	25,000	18,875
VeraSun Energy Corp.
9.38% due 06/01/17(b)	NR†	50,000	2,500
Williams Cos., Inc.
7.88% due 09/01/21	BB+	50,000	46,250
Williams Partners LP/Williams
Partners Finance Corp.
7.25% due 02/01/17	BBB-	25,000	21,250
			858,662
Total Energy			1,133,081

Financials—3.5%
Commercial Banks—0.3%
National City Corp.
4.00% due 02/01/11(d)	A	25,000	22,781
Consumer Finance—1.5%
American Express Credit Corp.
7.30% due 08/20/13	A	50,000	46,413
Ford Motor Credit Co. LLC
7.25% due 10/25/11	CCC+	100,000	71,195
GMAC LLC
7.25% due 03/02/11(a)	CCC	31,000	22,954
			140,562
Diversified Financial Services—
1.3%
CIT Group, Inc.
5.20% due 11/03/10	BBB	50,000	40,332
General Electric Capital Corp.
4.80% due 05/01/13	AA+	25,000	23,429
JPMorgan Chase & Co.
6.00% due 01/15/18	A+	50,000	50,505
			114,266
Insurance—0.4%
MetLife, Inc.
5.00% due 06/15/15	A-	25,000	20,569
USI Holdings Corp.
5.11% due 11/15/14(a)(e)	CCC	25,000	11,750
			32,319
Thrifts & Mortgage Finance—
0.0%
Washington Mutual Bank NV
6.88% due 06/15/11(b)	NR†	50,000	5
Total Financials			309,933

Health Care—9.7%
Biotechnology—1.5%
Amgen, Inc.
5.70% due 02/01/19	A+	50,000	50,783
BioMarin Pharmaceutical, Inc.
2.50% due 03/29/13(d)	CCC	20,000	19,100
Gilead Sciences, Inc.
0.63% due 05/01/13(d)	NR†	50,000	64,000
			133,883
Health Care Equipment &
Supplies—1.3%
Baxter International, Inc.
5.38% due 06/01/18	A+	25,000	25,699

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Biomet, Inc.
10.00% due 10/15/17	B-	$75,000	$74,250
VWR Funding, Inc.
10.25% due 07/15/15 PIK	B-	25,000	17,000
			116,949
Health Care Providers &
Services—3.6%
CHS/Community Health Systems,
Inc.
8.88% due 07/15/15	B	50,000	47,250
DaVita, Inc.
7.25% due 03/15/15	B	75,000	72,093
HCA, Inc.
9.13% due 11/15/14	BB-	50,000	47,000
Select Medical Corp.
7.63% due 02/01/15	CCC	25,000	16,188
Sun Healthcare Group, Inc.
9.13% due 04/15/15	CCC+	50,000	46,750
United Surgical Partners
International, Inc.
8.88% due 05/01/17	CCC+	50,000	38,750
Vanguard Health Holding Co. II
LLC
9.00% due 10/01/14	CCC+	50,000	44,125
			312,156
Life Sciences Tools & Services—
1.3%
Bio-Rad Laboratories, Inc.
6.13% due 12/15/14	BB+	75,000	64,875
Millipore Corp.
3.75% due 06/01/26(d)	BB-	50,000	46,375
			111,250
Pharmaceuticals—2.0%
ALZA Corp.
0.00% due 07/28/20(c)(d)	AAA	75,000	63,937
Axcan Intermediate Holdings,
Inc.
12.75% due 03/01/16	B	25,000	23,313
Teva Pharmaceutical Finance Co.
BV
1.75% due 02/01/26(d)	BBB+	50,000	54,250
Warner Chilcott Corp.
8.75% due 02/01/15	B	32,000	30,720
			172,220
Total Health Care			846,458

Industrials—11.0%
Aerospace & Defense—2.2%
Esterline Technologies Corp.
6.63% due 03/01/17	BB	25,000	22,375
Honeywell International, Inc.
5.30% due 03/01/18	A	50,000	51,102
L-3 Communications Corp.
6.38% due 10/15/15	BB+	75,000	70,687
L-3 Communications Holdings,
Inc.
3.00% due 08/01/35(d)	BB+	50,000	48,188
			192,352
Commercial Services &
Supplies—0.9%
Aleris International, Inc.
10.00% due 12/15/16(b)	D	45,000	32
Deluxe Corp.
7.38% due 06/01/15	BB-	50,000	37,000
Hertz Corp. (The)
8.88% due 01/01/14	CCC+	25,000	15,156
RSC Equipment Rental, Inc.
9.50% due 12/01/14	B-	50,000	24,500
			76,688
Construction & Engineering—
0.2%
MasTec, Inc.
7.63% due 02/01/17	B+	25,000	20,344
Electrical Equipment—4.4%
Baldor Electric Co.
8.63% due 02/15/17	B	75,000	59,438
Belden, Inc.
7.00% due 03/15/17	B+	50,000	41,000
Emerson Electric Co.
5.25% due 10/15/18	A	100,000	103,873
Evergreen Solar, Inc.
4.00% due 07/15/13(d)	NR†	20,000	6,125
Fisher Scientific International,
Inc.
3.25% due 03/01/24(d)	BBB+	25,000	29,656
General Cable Corp.
1.00% due 10/15/12(d)	B+	25,000	17,719
Roper Industries, Inc.
0.00% due 01/15/34(d)(f)	BB+	100,000	52,250
Sensus Metering Systems, Inc.
8.63% due 12/15/13	B-	100,000	83,750
			393,811
Industrial Conglomerates—0.7%
Park-Ohio Industries, Inc.
8.38% due 11/15/14	CCC+	50,000	19,000
RBS Global, Inc. / Rexnord LLC
9.50% due 08/01/14	B-	50,000	40,500
			59,500
Machinery—0.8%
Actuant Corp.
6.88% due 06/15/17	BB-	25,000	21,188
Gardner Denver, Inc.
8.00% due 05/01/13	BB	50,000	43,374
Ingersoll-Rand Co., Ltd.
4.50% due 04/15/12(d)	BBB+	5,000	5,411
			69,973
Professional Services—1.6%
CRA International, Inc.
2.88% due 06/15/34(d)	NR†	45,000	37,238
FTI Consulting, Inc.
3.75% due 07/15/12(d)	B+	30,000	50,137
7.75% due 10/01/16	BB-	50,000	49,875
			137,250
Road & Rail—0.2%
Ashtead Capital, Inc.
9.00% due 08/15/16(a)	B	25,000	14,250
Total Industrials			964,168

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Information Technology—3.1%
Computers & Peripherals—0.3%
EMC Corp.
1.75% due 12/01/11(d)	A-	$25,000	$25,063
Internet Software & Services—
0.5%
Equinix, Inc.
2.50% due 04/15/12(d)	B-	50,000	41,375
IT Services—0.9%
Ceridian Corp.
11.25% due 11/15/15	CCC+	25,000	10,500
Sungard Data Systems, Inc.
9.13% due 08/15/13	B	75,000	65,250
			75,750
Semiconductors & Semiconductor
Equipment—0.5%
Advanced Micro Devices, Inc.
7.75% due 11/01/12	B	50,000	26,563
Intel Corp.
2.95% due 12/15/35(d)	A-	25,000	20,375
			46,938
Software—0.9%
Symantec Corp.
0.75% due 06/15/11(d)	NR†	50,000	49,187
Vangent, Inc.
9.63% due 02/15/15	B-	50,000	32,500
			81,687
Total Information Technology			270,813

Materials—7.1%
Chemicals—1.4%
Airgas, Inc.
7.13% due 10/01/18(a)	BB+	25,000	24,000
Equistar Chemicals LP
7.55% due 02/15/26(b)	D	25,000	2,500
Huntsman LLC
11.50% due 07/15/12	B-	27,000	21,060
MacDermid, Inc.
9.50% due 04/15/17(a)	CCC	25,000	8,625
Mosaic Global Holdings, Inc.
7.30% due 01/15/28	BBB-	50,000	37,500
Rockwood Specialties Group, Inc.
7.50% due 11/15/14	B+	30,000	25,350
			119,035
Containers & Packaging—2.2%
Crown Cork & Seal Co., Inc.
7.38% due 12/15/26	B	150,000	124,499
Graphic Packaging International,
Inc.
9.50% due 08/15/13	B-	75,000	53,625
Jefferson Smurfit Corp. U.S.
7.50% due 06/01/13(b)	D	65,000	7,638
Vitro SAB de CV
9.13% due 02/01/17(b)	NR†	50,000	11,438
			197,200
Metals & Mining—2.0%
Alcoa, Inc.
5.38% due 01/15/13	BBB-	30,000	23,809
Allegheny Ludlum Corp.
6.95% due 12/15/25	BBB-	25,000	19,674
Freeport-McMoRan Copper &
Gold, Inc.
8.25% due 04/01/15	BBB-	50,000	47,875
Newmont Mining Corp.
1.25% due 07/15/14(d)	BBB+	40,000	48,200
3.00% due 02/15/12(d)	BBB+	20,000	24,675
Noranda Aluminium Acquisition
Corp.
6.60% due 05/15/15(e) PIK	CCC	50,000	15,500
			179,733
Paper & Forest Products—1.5%
Buckeye Technologies, Inc.
8.00% due 10/15/10	B	115,000	109,825
International Paper Co.
7.95% due 06/15/18	BBB	25,000	19,055
			128,880
Total Materials			624,848

Telecommunication Services—8.8%
Diversified Telecommunication
Services—6.7%
Cincinnati Bell, Inc.
8.38% due 01/15/14	B-	100,000	94,000
Hughes Network Systems
LLC/HNS Finance Corp.
9.50% due 04/15/14	B	25,000	22,375
Nordic Telephone Co. Holdings
ApS
8.88% due 05/01/16(a)	B+	100,000	93,500
Qwest Capital Funding, Inc.
7.90% due 08/15/10	B+	200,000	195,000
Qwest Communications
International, Inc.
3.50% due 11/15/25(d)	B+	20,000	18,450
Sprint Capital Corp.
6.90% due 05/01/19	BB	50,000	35,250
8.38% due 03/15/12	BB	25,000	22,500
Syniverse Technologies, Inc.
7.75% due 08/15/13	B	75,000	63,000
Windstream Corp.
7.00% due 03/15/19	BB	50,000	44,000
			588,075
Wireless Telecommunication
Services—2.1%
Centennial Communications
Corp.
10.00% due 01/01/13	CCC+	50,000	53,125
Hellas Telecommunications II
SCA
6.84% due 01/15/15(a)(e)	CCC	25,000	4,125
iPCS, Inc.
4.42% due 05/01/14(e) PIK	CCC+	50,000	30,500
MetroPCS Wireless, Inc.
9.25% due 11/01/14	B	25,000	24,250
NII Holdings, Inc.
2.75% due 08/15/25(d)	NR†	25,000	22,781
SBA Communications Corp.
0.38% due 12/01/10(d)	NR†	50,000	46,875
			181,656
Total Telecommunication
Services			769,731

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Utilities—11.6%
Electric Utilities—7.1%
Central Illinois Light Co.
8.88% due 12/15/13	BBB+	$50,000	$52,515
Commonwealth Edison Co.
5.80% due 03/15/18	BBB+	30,000	28,423
Edison Mission Energy
7.00% due 05/15/17	BB-	50,000	36,500
7.75% due 06/15/16	BB-	100,000	76,000
Nevada Power Co.
5.88% due 01/15/15	BBB	100,000	94,775
Nisource Finance Corp.
6.15% due 03/01/13	BBB-	20,000	17,468
Northeast Utilities
5.65% due 06/01/13	BBB-	50,000	47,288
PSEG Energy Holdings LLC
8.50% due 06/15/11	BB-	75,000	73,802
Texas Competitive Electric
Holdings Co. LLC
10.25% due 11/01/15	CCC	85,000	42,500
Virginia Electric and Power Co.
4.50% due 12/15/10	A-	150,000	152,303
			621,574
Gas Utilities—1.2%
National Fuel Gas Co.
6.50% due 04/15/18	BBB+	80,000	76,121
Panhandle Eastern Pipeline Co.
7.00% due 06/15/18	BBB-	30,000	26,835
			102,956
Independent Power Producers &
Energy Traders—3.3%
AES Corp. (The)
8.00% due 10/15/17	BB-	25,000	21,438
Dynegy Holdings, Inc.
8.38% due 05/01/16	B	100,000	67,750
Mirant Americas Generation LLC
9.13% due 05/01/31	B-	100,000	69,000
Mirant North America LLC
7.38% due 12/31/13	B-	25,000	22,625
NRG Energy, Inc.
7.38% due 02/01/16	B	50,000	46,500
Reliant Energy, Inc.
6.75% due 12/15/14	BB	25,000	23,000
7.88% due 06/15/17	B+	50,000	39,500
			289,813
Total Utilities			1,014,343

U.S. Government—13.3%
U.S. Government Agencies—
13.3%
Federal National Mortgage
Association
5.50% due 02/01/38	AAA	90,712	94,244
6.00% due 01/01/33	AAA	26,936	28,297
6.00% due 03/01/33	AAA	143,382	150,625
6.00% due 05/01/33	AAA	161,148	169,289
6.00% due 04/01/35	AAA	53,616	56,224
6.00% due 03/01/36	AAA	63,078	65,998
6.00% due 02/01/37	AAA	74,688	78,145
6.00% due 04/01/37	AAA	209,402	218,956
6.00% due 06/01/37	AAA	91,428	95,598
6.50% due 05/01/35	AAA	39,647	41,957
6.50% due 02/01/36	AAA	91,103	96,169
6.50% due 06/01/36	AAA	60,025	63,307
Total U.S. Government			1,158,809

Total Fixed Income
Investments
(Cost $10,290,360)			8,368,381

		Shares	Value
Convertible Preferred Stocks—2.4%
Energy—0.9%
Oil, Gas & Consumable Fuels—0.9%
Chesapeake Energy Corp.		350	21,525
El Paso Corp.		50	29,000
Williams Cos., Inc.		500	26,875
Total Energy			77,400

Financials—0.3%
Commercial Banks—0.3%
Wells Fargo & Co.		50	23,950
Thrifts & Mortgage Finance—0.0%
Fannie Mae		500	520
Total Financials			24,470

Health Care—0.5%
Pharmaceuticals—0.5%
Mylan, Inc.		50	42,622
Utilities—0.7%
Multi-Utilities—0.7%
CMS Energy Corp.		1,000	63,485
Total Convertible Preferred
Stocks
(Cost—$311,226)			207,977
Common Stocks—0.1%
Financials—0.1%
Insurance—0.1%
MetLife, Inc.
(Cost $16,436)		294	6,694

		Principal
		Amount	Value
Short-Term Securities—4.0%
Repurchase Agreement**—4.0%
UBS Securities LLC, 0.00%,
dated 03/31/09, due 04/01/09,
total to be received $353,280
(Cost—$353,280)		$353,280	353,280

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of March 31, 2009 (Unaudited)	(in U.S. dollars)

Value
Total Investments—102.1%
(Cost $10,971,302)	$8,936,332
Liabilities in Excess of Other
Assets—(2.1)%	(185,396)
Net Assets—100.0%	$8,750,936
____________________

†	Not rated by Standard & Poor's Corporation.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.
(a)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Security in default.
(c)	Zero coupon security - rate disclosed is yield as of March 31, 2009.
(d)	Convertible bond.
(e)	Floating / Variable rate bond - rate disclosed is as of March 31, 2009.
(f)	Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009.

Glossary:
PIK—Payment in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Notes to Schedule of Investments (Unaudited)

Valuation of investments—Portfolio securities are valued most often on the basis of market quotations. Equity securities and other investments listed on any US or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the official closing price on that exchange or the official closing price on the NASDAQ on the valuation day. Securities of foreign issuers generally are valued on the basis of quotation from the primary market in which they are traded. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. Income-bearing securities with a maturity of 61 days or more are valued using dealer supplied quotations or prices supplied by qualified pricing services selected by J. P. Morgan Investor Services Co. (the “Administrator”) pursuant to procedures established by the Trust’s Board of Trustees (the “Board”). These prices are derived from the pricing services pricing model. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short term debt securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates market value. Investments in other investment companies are valued at the daily closing net asset value of the respective investment company.

If quotations are not readily available for a security, or if the Advisor or Administrator believes that the quotation or other market price for a security does not represent its fair value, the Valuation Committee of the Trust may value the security using procedures approved by the Trust’s Board that are designed to establish the security’s fair value (“valuation procedures”). While the valuation procedures may be used to value any security, most often they are used to establish the values of small capitalization securities, lower-rated securities or securities of foreign issuers. The Advisor relies on its valuation procedures in connection with securities of foreign issuers whose principal trading market is outside the U.S. and/or are non-U.S. dollars securities. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). From time to time, events occur that affect foreign issuers or securities after the close of trading in the securities but before the close of business on the NYSE. In these situations, the fair value of the security as determined using the valuation procedures may be different from the last available quotation or other market price. The valuation procedures for securities of foreign issuers and/or non-U.S. dollars securities will, in most cases, include consultation with an independent fair value pricing service. Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by the Valuation Committee of the Trust under the valuation procedures for any security may vary from the last quoted sale price or the market close price, or from the value given to the same security by an independent pricing service, other financial institutions or investment managers or the Valuation Committee itself had it used a different methodology to value the security. The Trust and the Advisor cannot assure that a security can be sold at the fair value assigned to it at any time.

Furthermore, in addition to the fair valuation policies described above, and in accordance with procedures adopted by the Board, the Roszel/JPMorgan International Equity Portfolio applies fair value pricing on a daily basis for equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Portfolio’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Roszel/JPMorgan International Equity Portfolio calculates its net asset value.

The Portfolios adopted the Statement of Financial Accounting Standards No. 157, (“FAS 157”) “Fair Value Measurements”, effective January 1, 2008. FAS 157 establishes a framework for measuring fair value and expands disclosure surrounding the various inputs that are used in determining the value of the Portfolios’ investments. These inputs are summarized into the three broad levels listed below:

MLIG Variable Insurance Trust
Notes to Schedule of Investments (Unaudited) (continued)

• Level 1 —	Quoted prices in active markets for identical securities.
• Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 —	Significant unobservable inputs (including Portfolios’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolios’ investments carried at fair value:

		Quoted Prices
		in Active	Other
		Markets for	Significant	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Portfolio	Total	(Level 1)	(Level 2)	(Level 3)
Roszel/Lord Abbett Large Cap Value Portfolio	$2,992,520	$2,972,516	$20,004	$—
Roszel/Davis Large Cap Value Portfolio	993,403	939,906	53,497	—
Roszel/BlackRock Equity Dividend Portfolio	2,436,054	2,091,158	344,896	—
Roszel/Fayez Sarofim Large Cap Core Portfolio	1,085,912	919,000	166,912	—
Roszel/AllianceBernstein Large Cap Core Portfolio	542,389	532,230	10,159	—
Roszel/Santa Barbara Conservative Growth Portfolio	3,092,764	2,842,934	249,830	—
Roszel/Marsico Large Cap Growth Portfolio	50,575,062	45,036,782	5,538,280	—
Roszel/Allianz NFJ Mid Cap Value Portfolio	776,153	759,737	16,416	—
Roszel/Cadence Mid Cap Growth Portfolio	586,198	555,784	30,414	—
Roszel/NWQ Small Cap Value Portfolio	1,189,343	1,139,541	49,802	—
Roszel/Delaware Small-Mid Cap Growth Portfolio	685,486	642,908	42,578	—
Roszel/Lazard International Portfolio	1,539,277	1,473,754	65,523	—
Roszel/JPMorgan International Equity Portfolio	1,240,717	132,961	1,107,756	—
Roszel/Lord Abbett Government Securities Portfolio	8,965,886	—	8,965,886	—
Roszel/BlackRock Fixed-Income Portfolio	6,598,531	—	6,598,531	—
Roszel/Lord Abbett Affiliated Portfolio	27,982,930	27,020,647	962,283	—
Roszel/Allianz CCM Capital Appreciation Portfolio	42,896,163	42,219,475	676,688	—
Roszel/Lord Abbett Mid Cap Value Portfolio	28,620,738	28,041,132	579,606	—
Roszel/Seligman Mid Cap Growth Portfolio	10,540,249	10,167,646	372,603	—
Roszel/Allianz NFJ Small Cap Value Portfolio	57,917,818	57,233,415	684,403	—
Roszel/JPMorgan Small Cap Growth Portfolio	15,364,495	15,066,495	298,000	—
Roszel/Delaware Trend Portfolio	12,607,184	11,844,198	762,986	—
Roszel/Lord Abbett Bond Debenture Portfolio	8,936,332	73,786	8,862,546	—

At January 1, 2009 and March 31, 2009 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

MLIG Variable Insurance Trust
Notes to Schedule of Investments (Unaudited) (continued)

As of March 31, 2009, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)
Roszel/Lord Abbett Large Cap Value Portfolio	$4,137,506	$95,335	$(1,240,321)	$(1,144,986)
Roszel/Davis Large Cap Value Portfolio	1,476,197	15,751	(498,545)	(482,794)
Roszel/BlackRock Equity Dividend Portfolio	3,387,037	64,315	(1,015,298)	(950,983)
Roszel/Fayez Sarofim Large Cap Core Portfolio	1,397,340	23,610	(335,038)	(311,428)
Roszel/AllianceBernstein Large Cap Core Portfolio	619,350	15,600	(92,561)	(76,961)
Roszel/Santa Barbara Conservative Growth Portfolio	4,035,280	59,124	(1,001,640)	(942,516)
Roszel/Marsico Large Cap Growth Portfolio	58,685,320	966,413	(9,076,671)	(8,110,258)
Roszel/Allianz NFJ Mid Cap Value Portfolio	1,300,098	7,083	(531,028)	(523,945)
Roszel/Cadence Mid Cap Growth Portfolio	628,088	28,151	(70,041)	(41,890)
Roszel/NWQ Small Cap Value Portfolio	1,846,007	56,022	(712,686)	(656,664)
Roszel/Delaware Small-Mid Cap Growth Portfolio	871,192	36,673	(222,379)	(185,706)
Roszel/Lazard International Portfolio	2,244,374	3,537	(708,634)	(705,097)
Roszel/JPMorgan International Equity Portfolio	2,128,834	23,379	(911,496)	(888,117)
Roszel/Lord Abbett Government Securities Portfolio	8,709,107	284,722	(27,943)	256,779
Roszel/BlackRock Fixed-Income Portfolio	6,773,883	140,726	(316,078)	(175,352)
Roszel/Lord Abbett Affiliated Portfolio	35,511,440	700,630	(8,229,140)	(7,528,510)
Roszel/Allianz CCM Capital Appreciation Portfolio	49,097,324	1,588,517	(7,789,678)	(6,201,161)
Roszel/Lord Abbett Mid Cap Value Portfolio	34,882,521	919,566	(7,181,349)	(6,261,783)
Roszel/Seligman Mid Cap Growth Portfolio	11,888,886	536,799	(1,885,436)	(1,348,637)
Roszel/Allianz NFJ Small Cap Value Portfolio	69,509,642	3,414,573	(15,006,397)	(11,591,824)
Roszel/JPMorgan Small Cap Growth Portfolio	20,996,418	509,181	(6,141,104)	(5,631,923)
Roszel/Delaware Trend Portfolio	17,179,390	605,857	(5,178,063)	(4,572,206)
Roszel/Lord Abbett Bond Debenture Portfolio	10,971,302	111,248	(2,146,218)	(2,034,970)

Item 2. Controls and Procedures.

(a)

The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLIG Variable Insurance Trust

By:	/s/ Deborah J. Adler
Deborah J. Adler
President
May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Deborah J. Adler
Deborah J. Adler
President
May 14, 2009

By:	/s/ Ann Strootman
Ann Strootman
Treasurer and Chief Financial Officer
May 14, 2009